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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Annual Report

August 31, 2012

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2012

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	8
Top Holdings and Sector Breakdowns	10
Portfolio of Investments	14
Statements of Assets & Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	44
Notes to Financial Statements	57
Report of Independent Registered Public Accounting Firm	64
Board of Trustees and Executive Officers	65

Historical Performance and Manager’s Discussion - (Unaudited)	August 31, 2012

Bond Funds

It seems that little has changed in the last year as the fixed income markets continue to be dominated by the repercussions of the Great Depression which began in 2008 and the ongoing concern that potential sovereign defaults in Europe could result in a wave of bank and sovereign defaults. The last U.S. recession, as technically defined by economists, in June 2009, but the economy is still far from robust. The Federal Reserve Bank’s target rate for Federal Funds remains unchanged since December 2008, with a target range of 0.00% to 0.25%.

The primary driver behind the last recession was the collapse of the residential real estate market, which data suggest is finally beginning to stabilize on a broad basis. Interest rates continue to be very low and 30-year mortgage rates are even below last years’ record low levels, but due to more stringent lending standards even good creditors often have difficulty obtaining mortgages. The Bureau of Labor Statistics reports that the unemployment has dropped over the last year but remains high, at 8.1% as of August 2012. Businesses indicate that the ongoing reluctance to hire is related to uncertainty with regard to demand, government regulation, healthcare costs, and future taxes. The continued high unemployment and lack of confidence in the economy going forward has put downward pressure on consumer demand. There is dissension within the ranks of economists and politicians with regard to what actions should be taken to stimulate the economy, persuade businesses to hire and provide consumers with the confidence to increase discretionary spending.

Further compounding matters is the fact that the US Congress last year “kicked-the-can” down the road with the Budget Control Act of 2011. The act created the Joint Select Committee to agree upon $1.2 trillion in spending cuts by late November 2011, and specified that should they fail to reach a compromise, automatic across-the-board cuts, split evenly between defense and domestic spending, will begin January 2, 2013. These spending cuts will coincide with the imposition of higher taxes, including expiration of the Bush tax cuts, expiration of the 2% Social Security tax cut, reversion of the Alternative Minimum Tax rate to year 2000 levels, and new taxes imposed by the Patient Protection and Affordable Care act. These events, referenced in the press at the “fiscal cliff” threaten to derail the weak recovery. Due to 2012 Presidential and congressional elections, both the Republican and Democratic members of congress remain entrenched and there is very little likelihood of any resolution to the “fiscal cliff” prior to the election in November. Though it is almost certain that the country will be brought to the very edge of the “fiscal cliff”, it will be in the interest of both parties to come to a compromise that avoids the automatic cuts and extends at least some of the tax cuts.

Interest rates have remained low across the curve, with US Treasuries role as a traditional safe-haven during market volatility being bolstered by anticipation of U.S. Federal Reserve conducting a third round of quantitative easing (QE3 was announced in September 2012). The Federal Reserve announced that in conjunction with the latest round of quantitative easing the Fed will purchase, on an open-ended basis, $40 billion of agency mortgage backed securities and that the zero interest rate policy on short term rates would be extended until at least mid-2015. The Overnight LIBOR rate ranged between .13 to .17% over the course of the fiscal year and the 3 month T-Bill had a range of -0.02 to .11%. Further out on the curve, the 10-year US Treasury started the fiscal year at a yield of 1.98%, peaked at 2.40% in October 2011, before falling to 1.39% in July 2012, settling at 1.55% on the fiscal year-end.

During the fiscal year ending August 31, 2012 the U.S. Government Securities Fund’s duration was maintained in a fairly narrow range, ending the fiscal year with a duration of 4.62 years and total return for the direct shares on the period is 3.13%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the fiscal year end the total return for the Direct Shares of the Short-term U.S. Government Bond Fund was -.20% and it had duration of 1.14 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the Treasury curve as well as the specific economic circumstances of each issuer. The difference in yield between the 1 year and 30 year State of California general obligation bonds began the fiscal year at 449 basis points. At fiscal year end, the difference was 394 basis points with the shorter end of the curve rallying slightly by 10 basis points from .53% to 0.43% and the long end of the curve falling from 5.02% to 4.37%. Although the State of California and a majority of its municipalities continue to face budgetary stresses, it was generally a good year for the California municipal bond market investors. Furthermore, the Brown administration seems to be intent on addressing some of the long term structural issues which have been avoided in the past, even showing a willingness to take on politically sensitive issues such as public employee pension reform.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2012 was 8.17% and the duration was 4.14 at the period end. The portfolio maintained an average credit rating of AA-.

The California Insured Intermediate Fund’s total return for the fiscal year was 2.45% with duration of 2.38 years and an average credit quality of the portfolio of AA.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/12	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Tax-Free Income Fund	8.17%	5.03%	3.82%
Barclays Municipal Bond Index	8.77%	6.24%	5.20%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/12	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Insured Intermediate Fund	2.45%	3.08%	2.73%
Barclays 5 Yr. Municipal Bond Index	3.92%	5.80%	4.46%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	3.13%	4.21%	3.70%
Barclays GNMA Index	4.09%	6.86%	5.44%
Barclays Treasury Index	5.11%	6.42%	5.12%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
U.S. Government Securities Fund	2.60%	3.69%	3.35%
Barclays GNMA Index	4.09%	6.86%	5.68%
Barclays Treasury Index	5.11%	6.42%	5.09%

A SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Since Inception*** (Annualized)
U.S. Government Securities Fund	2.77%	3.93%
Barclays GNMA Index	4.09%	6.02%
Barclays Treasury Index	5.11%	6.30%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was October 16, 2003.

***	A Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Short-Term U.S. Government Bond Fund	-0.20%	2.22%	2.15%
Barclays 1-3 Yr. Treasury Index	0.41%	2.95%	2.90%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Short-Term U.S. Government Bond Fund	-0.66%	1.72%	1.75%
Barclays 1-3 Yr. Treasury Index	0.41%	2.95%	2.87%

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, and S&P 500 Index Fund each had a correlation coefficient of 1.000 for the fiscal year. The S&P SmallCap Index has a correlation coefficient of 0.999.

The 500 Index Fund out-performed the S&P MidCap and S&P SmallCap Index Funds with a return of strength in the large-cap market sector. Direct Shares of the S&P 500 Index returned 17.68% versus a 12.22% return for the S&P MidCap Index Fund and 17.35% for the S&P SmallCap Index Fund for the fiscal period. Each fund benefited from the continued stock market recovery experienced.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, smallcap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 24.78%, versus a benchmark performance of 25.12%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of the end of the fiscal year, the top 10 stock holdings make up over 50% of the equity positions for this Fund. A comparable number for the S&P 500 Index Fund is only 22%. As such, performance, whether favorable or unfavorable, will be determined by the performance of a much smaller group of stocks.

Our European Growth & Income Fund is managed using ADRS for many of the stocks that make up the Dow Stoxx 50, a European large cap index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund (Direct Shares) was up 0.20% for the year and under-performed its benchmark, which was up 2.06%. This fund generally provides investors a low-cost, efficient tool to diversify internationally into the European stock market. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Shelton Core Value Fund (formerly the Equity Income Fund) is a value stock fund that focuses on income as well as potential for capital appreciation. The Direct Shares were up 14.20% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 3.80%. The Direct Shares also trailed the S&P Value Index by 0.67% for the year. We have been generally bullish on US equities as interest rates have been maintained at near zero levels and the Federal Reserve has engaged in a series of actions in order to keep long term interest rates low. We believe that this has a favorable short-term impact on consumers because low rates can improve housing affordability and in turn support housing prices. Long the largest asset of the US consumer balance sheet, houses and their current value can have a profound impact on consumer behavior. Stronger housing markets lead to more construction and improved overall employment levels. A troubled housing market, conversely, spells trouble for the consumers and the employment market.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

The overhang of upside-down mortgages and houses in default will take some period of time to work through the system. The peak of the option arm mortgage resets hit in March of 2012 but the impact on house values will be present for some time. The low interest rates help insulate homeowners from the fallout. The Federal Reserve, however, incurs substantial risk because of spillover costs borne by investors seeking income. Artificially lower rates cost savers income and may cause them to seek higher yields through additional risk. Some economists believe, as I do, that investors are taking excessive duration and credit risk to earn low levels of incremental income. Investors are chasing yields not because they like the risk/reward trade off, but rather because they can’t accept negative real returns on their investments. Additionally, these artificially low rates also significantly curtail the private sector participation in mortgage origination and investment, pushing the majority of mortgage risk to the tax payer base. The long-term ramifications are of these policies will be are difficult to predict but have the potential to be more negative than positive.

The upcoming US Presidential election and the fiscal situation driven by entitlement expenditures represent additional uncertainty for equity investors. The economic interests of the United States are not well served by ignoring our deficit spending and outstanding debt. Incrementally, the need for incremental tax revenue is absolute given the level of spending. Whether that can be accomplished through economic growth and expanded employment remains to be seen. As such, the economic risk of higher tax rates and reduced Government spending will remain a headwind for the equity markets in the near term.

During the year, equity market volatility declined substantially (as measured by the VIX index) as fears have that a breakup of the European Union and the fiscal cliff in the US would cause equities in the US to decline have eased. Consistent earnings growth and a continued strengthening of corporate balance sheets leaves us in a place where, in my opinion, earnings yields are attractive on a risk adjusted basis for US stocks, especially in light of the yields on US Government bonds. Equity prices remain at a level just below the peaks of 2007 and valuations as measured by the price/earnings ratio of the S&P 500 Index are near decade lows.

My view at the time of writing is that while growth will come slowly, corporations will be profitable and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P 500 Index Fund	17.68%	1.22%	6.36%
S&P 500 Composite Stock Price Index	17.98%	1.28%	6.50%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P 500 Index Fund	17.08%	0.74%	4.81%
S&P 500 Composite Stock Price Index	17.98%	1.28%	5.47%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P MidCap Index Fund	12.22%	3.42%	9.01%
S&P MidCap 400 Index	12.74%	3.96%	9.62%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P MidCap Index Fund	11.69%	2.92%	7.15%
S&P MidCap 400 Index	12.74%	3.96%	8.23%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P SmallCap Index Fund	17.35%	2.82%	9.34%
S&P SmallCap 600 Index	16.89%	3.11%	9.79%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P SmallCap Index Fund	16.83%	2.34%	7.01%
S&P SmallCap 600 Index	16.89%	3.11%	7.96%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Shelton Core Value Fund	14.20%	2.23%	7.24%
S&P / Citigroup Value Index	17.32%	-1.55%	6.26%
S&P 500 Composite Stock Price Index	17.98%	1.28%	6.50%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Shelton Core Value Fund	13.59%	1.78%	5.91%
S&P / Citigroup Value Index	17.32%	-1.55%	4.97%
S&P 500 Composite Stock Price Index	17.98%	1.28%	5.47%

A SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Since Inception*** (Annualized)
Shelton Core Value Fund	13.92%	11.50%
S&P / Citigroup Value Index	17.32%	10.18%
S&P 500 Composite Stock Price Index	17.98%	12.98%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was October 16, 2003.

***	A Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2012

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
European Growth & Income Fund	0.20%	-5.44%	4.94%
Dow Jones STOXX 50 Index (USD)	2.06%	-5.96%	5.03%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
European Growth & Income Fund	-0.33%	-5.89%	3.33%
Dow Jones STOXX 50 Index (USD)	2.06%	-5.96%	4.11%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Nasdaq-100 Index Fund	24.78%	7.45%	11.51%
Nasdaq-100 Index	25.11%	7.71%	12.02%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/12

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Nasdaq-100 Index Fund	23.94%	6.91%	7.51%
Nasdaq-100 Index	25.11%	7.71%	8.44%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was October 16, 2003.

About Your Fund’s Expenses - (Unaudited) August 31, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A shares. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,082	$3.77	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.66	0.72%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,024	$3.46	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.46	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.66	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.69	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,031	$3.78	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.76	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,026	$6.31	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.29	1.24%
A Shares
Based on Actual Fund Return	$1,000	$1,028	$5.05	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.03	0.99%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$998	$2.96	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.00	0.59%
K Shares
Based on Actual Fund Return	$1,000	$993	$5.46	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.53	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.66	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.69	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.18	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.23	1.03%

About Your Fund’s Expenses - (Unaudited) August 31, 2012 (Continued)

Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,177	$1.97	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.83	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,171	$4.69	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.37	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,122	$3.09	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.95	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,117	$5.75	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.48	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,174	$4.04	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.76	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,168	$6.76	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.29	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,142	$4.68	0.87%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.42	0.87%
K Shares
Based on Actual Fund Return	$1,000	$1,136	$7.36	1.37%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.95	1.37%
A Shares
Based on Actual Fund Return	$1,000	$1,139	$6.02	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.68	1.12%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,002	$5.03	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.08	1.00%
K Shares
Based on Actual Fund Return	$1,000	$997	$7.53	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.61	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,248	$2.77	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.49	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,239	$5.57	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.03	0.99%

*
Expenses are equal to the Fund’s net annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Top Holdings and Sector Breakdowns - (Unaudited)	August 31, 2012

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	$4,361,240	4.2%
2	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	4,304,720	4.1%
3	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	3,762,063	3.6%
4	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,722,766	3.6%
5	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,658,770	3.5%
6	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,538,470	3.4%
7	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,472,950	3.3%
8	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,406,141	3.3%
9	CALIFORNIA, STATE OF	Variable Purpose	3,210,630	3.1%
10	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,114,750	3.0%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	EAST BAY REGIONAL PARK DISTRICT	General Obligation Bonds, Series 2009 A	$557,585	4.9%
2	JURUPA PUBLIC FINANCING AUTHORITY	Revenue Bonds; 2010 Series A	551,870	4.8%
3	THE REGENTS OF THE UNIVERSITY OF CALIFORNIA	Medical Center Pooled Revenue Bonds; Series A	549,110	4.8%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	544,250	4.8%
5	SAN BERNARDINO, COUNTY OF	Certificates of Participation; Series 2002 A	532,415	4.7%
6	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	518,705	4.5%
7	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	512,945	4.5%
8	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	508,775	4.5%
9	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Refunding Bonds; Series B	503,990	4.4%
10	CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	John Muir Health Revenue Bonds; Series 2008 C	500,000	4.4%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	BAY AREA TOLL AUTHORITY	Revenue Bonds, 2006 Series C-2	$1,700,000	5.2%
2	TRACY, CITY OF	Sycamore: 7/03	1,600,000	4.9%
3	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK	Refunding Revenue Bonds, Series 2009B	1,500,000	4.6%
4	EASTERN MUNICIPAL WATER DISTRICT	Water and Sewer Revenue Certificates of Participation, Series 2008G	1,500,000	4.6%
5	IRVINE RANCH WATER DISTRICT	General Obligations of Improvement, District Nos. 140, 240, 105, and 250	1,500,000	4.6%
6	ORANGE COUNTY WATER DISTRICT	Certificates of Participation; 2003 Series A	1,500,000	4.6%
7	WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY	Water Revenue Bonds, Series 2012A	1,500,000	4.6%
8	CALIFORNIA, STATE OF	General Obligation Bond, Series 2005B3	1,400,000	4.3%
9	IRVINE IMPROVEMENT BOND ACT 1915	Assessment District No 97-17	1,400,000	4.3%
10	CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY	Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,300,000	4.0%

Top Holdings and Sector Breakdowns - (Unaudited) − (Continued)	August 31, 2012

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	06/30/2017	$4,802,186	13.3%
2	United States Treasury Note	11/15/2018	4,710,312	13.0%
3	United States Treasury Note	02/15/2015	4,146,454	11.5%
4	United States Treasury Bond	05/15/2016	3,754,218	10.4%
5	United States Treasury Note	06/30/2013	3,489,250	9.7%
6	United States Treasury Bond	05/15/2038	3,170,046	8.8%
7	United States Treasury Note	05/15/2014	2,388,980	6.6%
8	United States Treasury Note	02/28/2018	1,666,290	4.6%
9	United States Treasury Note	10/31/2013	1,235,344	3.4%
10	United States Treasury Note	02/15/2021	1,189,531	3.3%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2015	$1,676,625	15.3%
2	United States Treasury Note	11/15/2012	1,403,663	12.8%
3	United States Treasury Note	1/31/2014	1,328,335	12.1%
4	United States Treasury Note	6/15/2014	1,211,344	11.0%
5	United States Treasury Note	1/15/2013	1,205,532	11.0%
6	United States Treasury Note	12/15/2012	1,002,852	9.1%
7	Citigroup Funding	10/22/2012	1,002,483	9.1%
8	United States Treasury Note	10/15/2012	901,407	8.2%
9	United States Treasury Note	6/15/2013	503,770	4.6%
10	United States Treasury Note	6/15/2015	401,188	3.7%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/20/2012	$16,499,275	21.4%
2	United States Treasury Bill	10/4/2012	11,299,061	14.6%
3	United States Treasury Bill	11/23/2012	11,097,531	14.4%
4	United States Treasury Bill	11/8/2012	10,997,783	14.2%
5	United States Treasury Bill	9/6/2012	9,999,861	13.0%
6	United States Treasury Bill	10/18/2012	8,898,827	11.5%
7	United States Treasury Bill	11/1/2012	6,698,797	8.7%
8	United States Treasury Bill	12/6/2012	1,699,566	2.2%

Top Holdings and Sector Breakdowns - (Unaudited) − (Continued)	August 31, 2012

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$4,139,774	4.5%
2	Exxon Mobil Corp	2,939,653	3.2%
3	Microsoft Corp	1,672,262	1.8%
4	International Business Machines Corp	1,618,424	1.7%
5	Chevron Corp	1,611,066	1.7%
6	General Electric Co	1,592,185	1.7%
7	AT&T Inc	1,546,904	1.7%
8	Johnson & Johnson	1,344,891	1.4%
9	Procter & Gamble Co	1,344,606	1.4%
10	Wells Fargo & Co	1,303,825	1.4%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Regeneron Pharmaceuticals Inc	$1,270,266	1.0%
2	Vertex Pharmaceuticals Inc	1,263,868	1.0%
3	Equinix Inc	1,039,046	0.8%
4	Monster Beverage Corp	1,006,878	0.8%
5	United States T-Bill 10/18/2012, DN	999,890	0.8%
6	Kansas City Southern	957,809	0.7%
7	HollyFrontier Corp	945,284	0.7%
8	AMETEK Inc	930,624	0.7%
9	PetSmart Inc	891,961	0.7%
10	Macerich Co	885,925	0.7%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 10/18/2012, DN	$999,890	2.8%
2	Regeneron Pharmaceuticals Inc	788,211	2.2%
3	Carter's Inc	231,976	0.7%
4	Extra Space Storage Inc	228,842	0.7%
5	Hain Celestial Group Inc	214,214	0.6%
6	HMS Holdings Corp	208,001	0.6%
7	Cirrus Logic Inc	203,556	0.6%
8	United States T-Bill 12/06/2012, DN	199,952	0.6%
9	Cubist Pharmaceuticals Inc	198,244	0.6%
10	Kilroy Realty Corp	196,488	0.6%

Top Holdings and Sector Breakdowns - (Unaudited) − (Continued)	August 31, 2012

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$6,339,729	4.0%
2	United States T-Bill 10/18/2012, DN	4,999,452	3.1%
3	Exxon Mobil Corp	4,097,512	2.6%
4	JPMorgan Chase & Co	4,092,753	2.6%
5	Home Depot Inc	3,470,263	2.2%
6	Philip Morris International Inc	3,409,028	2.1%
7	Procter & Gamble Co	3,196,900	2.0%
8	AT&T Inc	3,168,224	2.0%
9	Intel Corp	3,043,239	1.9%
10	Wells Fargo & Co	2,990,863	1.9%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Siemens AG	$776,395	6.9%
2	Nestle SA	773,392	6.9%
3	Vodafone Group PLC	671,898	6.0%
4	Novartis AG	634,771	5.6%
5	BP PLC	541,565	4.8%
6	Royal Dutch Shell PLC	505,183	4.5%
7	HSBC Holdings PLC	504,581	4.5%
8	Roche Holding AG	438,256	3.9%
9	British American Tobacco PLC	429,434	3.8%
10	Total SA	411,744	3.7%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$6,246,602	14.1%
2	United States T-Bill 10/18/2012, DN	4,999,452	11.3%
3	Microsoft Corp	3,006,398	6.8%
4	Google Inc	1,965,522	4.4%
5	Oracle Corp	1,838,263	4.1%
6	Intel Corp	1,753,444	4.0%
7	Cisco Systems Inc	1,438,575	3.2%
8	Amazon.com Inc	1,212,355	2.7%
9	QUALCOMM Inc	1,184,949	2.7%
10	Kraft Foods Inc	1,042,361	2.4%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (96.20%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$560,600
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,253,840
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,658,770
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.000%	5/1/2019	1,231,720
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,406,141
Revenue Bonds, Series 2009A	2,500,000	5.250%	10/1/2038	2,935,575
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,275,625
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,124,320
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,361,240
Variable Purpose	3,000,000	5.000%	4/1/2038	3,210,630
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,285,700
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,722,766
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,104,880
KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,072,908
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,304,720
LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	1,985,000	5.000%	7/1/2037	2,309,806
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.000%	7/1/2021	1,261,630
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,234,240
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,136,590
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,218,240
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	335,000	6.125%	7/1/2013	348,149
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,114,750
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,165,840
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	730,000	5.500%	2/1/2014	752,134
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.000%	8/1/2018	1,208,020
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,380,000	4.000%	9/1/2020	1,627,324
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,472,950
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,052,820
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	1,016,690
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,076,540
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,850,704
SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.000%	6/15/2016	1,809,796

See accompanying notes to financial statements

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	$1,440,000	5.250%	7/1/2016	$1,684,397
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,101,120
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,862,228
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,418,280
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	1,079,575
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,319,340
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,097,700
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,831,371
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,762,063
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.000%	7/1/2023	1,212,860
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.000%	6/1/2020	1,401,427
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,538,470
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	703,085
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,358,168
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,245,080
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,604,844
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,388,533

Total Long-Term Securities (Cost $95,436,231)				101,774,199

VARIABLE RATE DEMAND NOTES* (2.65%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Pacific Gas and Electric Company Refunding Revenue Bonds	1,700,000	0.170%	9/4/2012	1,700,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Exxon Mobil Project Series 2000	1,100,000	0.130%	9/4/2012	1,100,000

Total Variable Rate Demand Notes (Cost $2,800,000)				2,800,000

Total Investments (Cost $98,236,231) (a) (98.85%)				104,574,199
Other Net Assets (1.15%)				1,212,260
Net Assets (100.00%)				$105,786,459

(a) Aggregate cost for federal income tax purposes is $98,066,658. At August 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$6,627,294
Unrealized depreciation				(119,754)
Net unrealized appreciation				$6,507,540

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (89.21%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$315,000	5.000%	8/1/2017	$316,008
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	518,705
CALIFORNIA STATE PUBLIC WORKS BOARD
University of California Research Project	400,000	5.250%	11/1/2014	437,992
CENTRAL COAST WATER AUTHORITY
State Water Project Regional Facilities; Series 2006A	225,000	4.000%	10/1/2017	254,867
EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	500,000	3.250%	9/1/2020	557,585
EL DORADO UNION HIGH SCHOOL DISTRICT
Refunding Bonds, Series 2008	400,000	3.750%	8/1/2017	444,492
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Refunding Certificates of Participation, Series 2008A	250,000	5.000%	7/1/2023	292,898
GLENDALE COMMUNITY COLLEGE DISTRICT
Refunding Bonds, 2002 Election, 2005 Series A	150,000	3.750%	10/1/2012	150,423
JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	551,870
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	279,270
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.500%	1/1/2028	255,687
General Obligation Refunding Bonds Election of 2005, Series C	215,000	5.000%	7/1/2015	241,729
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Revenue Bonds, Second Senior Bonds, Series 2004-A	400,000	4.750%	7/1/2022	429,152
LOS ANGELES HARBOR DEPARTMENT
Refunding Revenue Bonds, 2006 Series C	280,000	5.000%	8/1/2014	304,296
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	544,250
MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING
General Obligation Bonds, Election of 2006, Series 2007	125,000	5.000%	9/1/2020	146,085
ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation, Series 2007B	105,000	5.000%	2/1/2018	122,893
PARAMOUNT UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 2006, Series 2007	250,000	4.500%	8/1/2017	293,373
SACRAMENTO AREA FLOOD CONTROL AGENCY
Consolidated Capital Assessment District Bonds, Series 2007	300,000	5.000%	10/1/2015	340,443
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Refunding Bonds, 2008, Series U	300,000	5.000%	8/15/2017	359,709
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.000%	8/1/2020	447,560
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	532,415
SAN FRANCISCO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds, Election of 2001, Series C	295,000	5.000%	6/15/2015	331,763
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	512,945
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	503,990
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	508,775
WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation, Series 2003A	100,000	5.000%	8/1/2019	104,334
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	549,110

Total Long-Term Securities (Cost $10,045,241)				10,332,619

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments (Continued)	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
VARIABLE RATE DEMAND NOTES* (9.50%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	$500,000	0.170%	9/4/2012	$500,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Exxon Mobil Project Series 2000	100,000	0.130%	9/4/2012	100,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	500,000	0.160%	9/4/2012	500,000

Total Variable Rate Demand Notes (Cost $1,100,000)				1,100,000

Total Investments (Cost $11,145,241) (a) (98.71%)				11,432,619
Other Net Assets (1.29%)				149,989
Net Assets (100.00%)				$11,582,608

(a) Aggregate cost for federal income tax purposes is $11,144,771. At August 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$295,123
Unrealized depreciation				(7,275)
Net unrealized appreciation				$287,848

*	Stated maturity reflects next reset date.

California Tax Free Money Market Fund	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (6.09%)

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes, Series A	$1,000,000	2.000%	2/28/2013	$1,008,882
SANTA BARBARA, COUNTY OF
Tax and Revnue Anticipation Notes, Series A	1,000,000	2.000%	6/28/2013	1,014,768

Total Tax & Revenue Anticipation Notes (Cost $2,023,650)				2,023,650

VARIABLE RATE DEMAND NOTES* (92.31%)

BAY AREA TOLL AUTHORITY
Revenue Bonds, 2006 Series C-2	1,700,000	0.160%	9/6/2012	1,700,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,000,000	0.130%	9/6/2012	1,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds, Series 2009B	1,500,000	0.170%	9/4/2012	1,500,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Revenue Bonds; Chevron USA Inc, Series 2005	100,000	0.190%	9/4/2012	100,000
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,000,000	0.190%	9/4/2012	1,000,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,300,000	0.130%	9/4/2012	1,300,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds, Series 2008C	900,000	0.170%	9/4/2012	900,000
CALIFORNIA, STATE OF
General Obligation Bond, Series 2005B3	1,400,000	0.150%	9/5/2012	1,400,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	900,000	0.190%	9/5/2012	900,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue Certificates of Participation, Series 2008G	1,500,000	0.150%	9/5/2012	1,500,000
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 97-17	1,400,000	0.190%	9/4/2012	1,400,000
IRVINE RANCH WATER DISTRICT
General Obligations of Improvement, District Nos. 140, 240, 105, and 250	1,500,000	0.170%	9/4/2012	1,500,000

See accompanying notes to financial statements

California Tax-Free Money Market Fund	Portfolio of Investments (Continued)	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds, 2002 Series A	$1,200,000	0.130%	9/6/2012	$1,200,000
Water System; Subseries B-3	1,200,000	0.150%	9/6/2012	1,200,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,050,000	0.160%	9/4/2012	1,050,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.160%	9/5/2012	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,500,000	0.160%	9/5/2012	1,500,000
RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	1,000,000	0.220%	9/6/2012	1,000,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	900,000	0.170%	9/4/2012	900,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Regional Transportation Commission Sales Tax Revenue Bonds, 2008 Series B	1,015,000	0.170%	9/6/2012	1,015,000
SAN FRANCISCO AIRPORTS COMM- SAN FRANCISCO INTERNATIONAL AIRPORT
Revenue Refunding Bonds, 2nd Series, Issue 36C	1,000,000	0.170%	9/5/2012	1,000,000
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.130%	9/5/2012	1,000,000
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 2000 Measure A	1,100,000	0.170%	9/6/2012	1,100,000
SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.130%	9/6/2012	1,165,000
TRACY, CITY OF
Sycamore: 7/03	1,600,000	0.170%	9/6/2012	1,600,000
WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY
Water Revenue Bonds, Series 2012A	1,500,000	0.160%	9/6/2012	1,500,000

Total Variable Rate Demand Notes (Cost $30,690,000)				30,690,000

Total Investments (Cost $32,713,650) (a) (98.40%)				32,713,650
Other Net Assets (1.60%)				530,319
Net Assets (100.00%)				$33,243,969

(a) Aggregate cost for federal income tax purposes is $32,713,650.

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements

U.S. Government Securities Fund	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (2.75%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,002,483
Total Corporate Bonds (Cost $1,000,187)				1,002,483

Government National Mortgage Association (10.16%)
	12,986	6.000%	4/15/2014	13,627
	22,352	6.000%	4/15/2014	23,456
	8,618	6.000%	4/15/2016	9,427
	32,171	6.500%	4/15/2016	35,462
	41,863	6.000%	5/15/2016	45,794
	6,517	10.000%	9/15/2018	6,880
	317,032	5.000%	7/15/2020	349,956
	151,200	5.500%	1/15/2025	169,771
	277,595	6.000%	1/15/2026	317,209
	1,047,658	5.500%	4/15/2036	1,171,756
	902,943	5.000%	3/15/2038	998,753
	503,714	6.000%	6/15/2038	567,016
Total Government National Mortgage Association (Cost $3,312,200)				3,709,107

United States Treasury Bonds (18.97%)
	3,000,000	7.250%	5/15/2016	3,754,218
	2,300,000	4.500%	5/15/2038	3,170,046
Total United States Treasury Bonds (Cost $6,061,951)				6,924,264

United States Treasury Notes (67.19%)
	3,400,000	3.375%	6/30/2013	3,489,250
	1,200,000	2.750%	10/31/2013	1,235,344
	2,219,000	4.750%	5/15/2014	2,388,980
	3,800,000	4.000%	2/15/2015	4,146,454
	4,400,000	2.500%	6/30/2017	4,802,186
	1,500,000	2.750%	2/28/2018	1,666,290
	4,000,000	3.750%	11/15/2018	4,710,312
	800,000	2.625%	8/15/2020	887,813
	1,000,000	3.625%	2/15/2021	1,189,531
Total United States Treasury Notes (Cost $23,138,922)				24,516,160

Total Investments (Cost $33,513,260) (a) (99.07%)				36,152,014
Other Net Assets (0.93%)				340,000
Net Assets (100.00%)				$36,492,014

(a) Aggregate cost for federal income tax purposes is $33,513,260. At August 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$2,638,754
Net unrealized appreciation				$2,638,754

See accompanying notes to financial statements

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (9.05%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,002,483
Total Corporate Bonds (Cost $1,000,187)				1,002,483

Government National Mortgage Association (3.09%)
	193,053	1.625%	11/20/2034	200,985
	134,641	2.250%	6/20/2034	140,947
Total Government National Mortgage Association (Cost $329,635)				341,932

United States Treasury Notes (86.94%)
	900,000	1.375%	10/15/2012	901,407
	1,400,000	1.375%	11/15/2012	1,403,663
	1,000,000	1.125%	12/15/2012	1,002,852
	1,200,000	1.375%	1/15/2013	1,205,532
	500,000	1.125%	6/15/2013	503,770
	1,300,000	1.750%	1/31/2014	1,328,335
	1,200,000	0.750%	6/15/2014	1,211,344
	1,600,000	2.250%	1/31/2015	1,676,625
	400,000	0.375%	6/15/2015	401,188
Total United States Treasury Notes (Cost $9,601,912)				9,634,716

Total Investments (Cost $10,931,734) (a) (99.08%)				10,979,131
Other Net Assets (0.92%)				101,754
Net Assets (100.00%)				$11,080,885

(a) Aggregate cost for federal income tax purposes is $10,931,734. At August 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Net unrealized appreciation				$47,397

The United States Treasury Trust	Portfolio of Investments	8/31/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Bills DN (100.09%)
	$16,500,000	0.000%	9/20/2012	$16,499,275
	8,900,000	0.000%	10/18/2012	8,898,827
	10,000,000	0.000%	9/6/2012	9,999,861
	11,300,000	0.000%	10/4/2012	11,299,061
	6,700,000	0.000%	11/1/2012	6,698,797
	11,000,000	0.000%	11/8/2012	10,997,783
	11,100,000	0.000%	11/23/2012	11,097,531
	1,700,000	0.000%	12/6/2012	1,699,566
Total United States Treasury Bills (Cost $77,190,701)				77,190,701

Total Investments (Cost $77,190,701) (a) (100.09%)				77,190,701
Other Net Assets (-0.09%)				(65,893)
Net Assets (100.00%)				$77,124,808

(a) Aggregate cost for federal income tax purposes is $77,190,701.

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (99.11%)

Basic Materials (3.23%)
Air Products & Chemicals Inc	1,615	$133,367
Airgas Inc	499	41,452
Alcoa Inc	7,435	63,644
Allegheny Technologies Inc	854	25,313
CF Industries Holdings Inc	475	98,330
Cliffs Natural Resources Inc	999	35,804
Dow Chemical Co	8,728	255,818
Eastman Chemical Co	1,048	57,912
Ecolab Inc	2,116	135,487
EI du Pont de Nemours & Co	6,896	343,076
FMC Corp	1,102	59,861
Freeport-McMoRan Copper & Gold Inc	6,887	248,690
International Flavors & Fragrances Inc	683	41,335
International Paper Co	3,175	109,728
MeadWestvaco Corp	1,512	43,485
Monsanto Co	3,890	338,858
Newmont Mining Corp	3,766	190,861
Nucor Corp	2,404	90,511
PPG Industries Inc	1,176	129,384
Praxair Inc	2,168	228,724
Sherwin-Williams Co	628	89,854
Sigma-Aldrich Corp	928	65,916
Mosaic Co	2,068	119,758
Titanium Metals Corp	700	8,568
United States Steel Corp	1,093	21,259
Vulcan Materials Co	956	37,208
Total Basic Materials		3,014,203

Communications (10.82%)
Amazon.com Inc*	2,600	645,398
AT&T Inc	42,219	1,546,904
Cablevision Systems Corp	1,680	25,116
CBS Corp	5,003	181,809
Cisco Systems Inc	39,132	746,639
Comcast Corp	19,592	656,920
Corning Inc	11,057	132,573
Crown Castle International Corp*	1,819	115,434
DIRECTV*	4,913	255,918
Discovery Communications Inc*	1,878	102,990
eBay Inc*	8,321	394,998
Expedia Inc	850	43,656
F5 Networks Inc*	602	58,689
Frontier Communications Corp	8,240	38,069
Gannett Co Inc	2,073	31,634
Google Inc*	1,840	1,260,566
Harris Corp	1,005	47,265
Interpublic Group of Cos Inc	3,241	34,484
JDS Uniphase Corp*	1,800	20,142
Juniper Networks Inc*	4,300	74,992
McGraw-Hill Cos Inc	2,019	103,373
MetroPCS Communications Inc*	1,990	19,363
Motorola Solutions Inc	2,139	101,945
Netflix Inc*	413	24,664
News Corp	15,639	365,796
Omnicom Group Inc	1,982	$101,815
priceline.com Inc*	361	$218,250
Scripps Networks Interactive Inc	800	47,280
Sprint Nextel Corp*	22,657	109,886
Symantec Corp*	5,594	99,741
Time Warner Cable Inc	2,282	202,687
Time Warner Inc	7,045	292,720
TripAdvisor Inc*	850	28,424
VeriSign Inc*	1,159	55,261
Verizon Communications Inc	20,602	884,650
Viacom Inc	3,924	196,239
Walt Disney Co	13,185	652,262
Washington Post Co	47	16,568
Windstream Corp	4,013	39,608
Yahoo! Inc*	9,088	133,139
Total Communications		10,107,867

Consumer, Cyclical (8.99%)
Abercrombie & Fitch Co	700	25,193
AutoNation Inc*	502	20,180
AutoZone Inc*	198	71,605
Bed Bath & Beyond Inc*	1,720	115,532
Best Buy Co Inc	2,606	46,230
Big Lots Inc*	489	14,885
BorgWarner Inc*	832	57,225
CarMax Inc*	1,689	51,667
Carnival Corp	3,334	115,623
Chipotle Mexican Grill Inc*	234	67,542
Cintas Corp	801	32,376
Coach Inc	2,156	125,328
Costco Wholesale Corp	3,160	309,269
CVS Caremark Corp	9,462	430,994
Darden Restaurants Inc	933	48,469
Dollar Tree Inc*	1,728	83,238
DR Horton Inc	2,596	49,298
Family Dollar Stores Inc	897	57,085
Fastenal Co	2,014	86,783
Ford Motor Co	27,615	257,924
Fossil Inc*	377	32,026
GameStop Corp	1,500	28,620
Gap Inc	2,591	92,810
Genuine Parts Co	1,170	73,897
Goodyear Tire & Rubber Co*	1,847	22,533
Harley-Davidson Inc	1,765	74,059
Harman International Industries Inc	529	24,350
Hasbro Inc	950	35,635
Home Depot Inc	11,200	635,600
International Game Technology	2,266	27,849
JC Penney Co Inc	1,066	27,801
Johnson Controls Inc	5,136	139,751
Kohl's Corp	1,841	96,100
Lennar Corp	1,300	42,159
Lowe's Cos Inc	9,016	256,776
Ltd Brands Inc	1,787	86,848
Macy's Inc	3,189	128,549
Marriott International Inc/DE	1,935	72,911
Mattel Inc	2,758	96,916
McDonald's Corp	7,400	662,226
Newell Rubbermaid Inc	2,365	42,404
NIKE Inc	2,667	259,659
Nordstrom Inc	1,261	72,924
O'Reilly Automotive Inc*	957	$81,297
PACCAR Inc	2,774	110,710
PulteGroup Inc*	2,804	38,359
Ralph Lauren Corp	500	79,325
Ross Stores Inc	1,661	114,925
Sears Holdings Corp*	447	23,579
Southwest Airlines Co	5,662	50,618
Staples Inc	5,524	60,322
Starbucks Corp	5,474	271,565
Starwood Hotels & Resorts Worldwide Inc	1,427	78,671
Target Corp	5,038	322,885
Tiffany & Co	950	58,853
TJX Cos Inc	5,684	260,270
Urban Outfitters Inc*	989	37,127
VF Corp	647	98,784
Walgreen Co	6,346	226,933
Wal-Mart Stores Inc	12,426	902,128
Whirlpool Corp	642	48,445
WW Grainger Inc	482	99,273
Wyndham Worldwide Corp	1,139	59,387
Wynn Resorts Ltd	526	54,267
Yum! Brands Inc	3,468	220,981
Total Consumer, Cyclical		8,397,553

Consumer, Non-Cyclical (21.66%)
Abbott Laboratories	11,424	748,729
Aetna Inc	2,782	106,857
Alexion Pharmaceuticals Inc*	1,383	148,271
Allergan Inc	2,212	190,520
Altria Group Inc	14,863	504,747
AmerisourceBergen Corp	2,010	77,425
Amgen Inc	5,750	482,540
Apollo Group Inc*	980	26,313
Archer-Daniels-Midland Co	4,902	131,129
Automatic Data Processing Inc	3,564	206,997
Avery Dennison Corp	891	27,826
Avon Products Inc	3,259	50,352
Baxter International Inc	4,239	248,745
Beam Inc	1,241	72,425
Becton Dickinson and Co	1,624	123,392
Biogen Idec Inc*	1,809	265,181
Boston Scientific Corp*	11,526	62,240
Bristol-Myers Squibb Co	12,265	404,868
Brown-Forman Corp	1,081	69,292
Campbell Soup Co	1,449	50,918
Cardinal Health Inc	2,511	99,310
CareFusion Corp*	1,546	40,613
Celgene Corp*	3,188	229,664
Cigna Corp	2,081	95,247
Clorox Co	943	68,603
Coca-Cola Co	32,886	1,229,936
Coca-Cola Enterprises Inc	2,425	71,610
Colgate-Palmolive Co	3,484	370,384
ConAgra Foods Inc	3,380	84,872
Constellation Brands Inc*	1,669	54,977
Coventry Health Care Inc	1,300	54,119
Covidien PLC	3,681	206,320
CR Bard Inc	610	59,847
DaVita Inc*	680	66,144
Dean Foods Co*	1,377	22,610
DENTSPLY International Inc	1,160	42,073

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
DeVry Inc	471	$9,095
Dr Pepper Snapple Group Inc	1,620	72,592
Edwards Lifesciences Corp*	858	87,610
Eli Lilly & Co	7,419	333,187
Equifax Inc	870	39,829
Estee Lauder Cos Inc	1,800	107,910
Express Scripts Holding Co*	5,973	374,029
Forest Laboratories Inc*	1,929	66,917
General Mills Inc	4,683	184,182
Gilead Sciences Inc*	5,502	317,410
H&R Block Inc	2,712	44,911
Hershey Co	1,114	80,007
HJ Heinz Co	2,408	134,174
Hormel Foods Corp	1,064	30,558
Hospira Inc*	1,350	45,333
Humana Inc	1,191	83,465
Intuitive Surgical Inc*	285	140,160
Iron Mountain Inc	1,493	48,970
JM Smucker Co	823	69,930
Johnson & Johnson	19,945	1,344,891
Kellogg Co	1,940	98,261
Kimberly-Clark Corp	2,926	244,614
Kraft Foods Inc	12,847	533,536
Kroger Co	4,519	100,683
Laboratory Corp of America Holdings*	810	71,240
Life Technologies Corp*	1,360	64,886
Lorillard Inc	1,032	129,526
Mastercard Inc	772	326,479
McCormick & Co Inc	1,075	66,048
McKesson Corp	1,839	160,195
Mead Johnson Nutrition Co	1,560	114,395
Medtronic Inc	7,560	307,390
Merck & Co Inc	22,116	952,094
Molson Coors Brewing Co	1,200	53,448
Moody's Corp	1,498	59,321
Mylan Inc*	3,101	73,091
Patterson Cos Inc	758	25,749
Paychex Inc	2,454	81,620
PepsiCo Inc	11,411	826,499
Perrigo Co	677	74,450
Pfizer Inc	53,922	1,286,579
Philip Morris International Inc	12,281	1,096,693
Procter & Gamble Co	20,012	1,344,606
Quanta Services Inc*	1,601	38,424
Quest Diagnostics Inc	1,280	77,402
Reynolds American Inc	2,525	116,403
Robert Half International Inc	1,032	27,142
RR Donnelley & Sons Co	1,958	21,499
Safeway Inc	1,746	27,325
SAIC Inc	2,336	28,523
St Jude Medical Inc	2,550	96,288
Stryker Corp	2,155	114,775
Sysco Corp	4,516	136,835
Tenet Healthcare Corp*	4,695	24,367
Total System Services Inc	1,504	34,863
Tyson Foods Inc	2,328	36,456
UnitedHealth Group Inc	7,592	412,246
Varian Medical Systems Inc*	875	51,441
Watson Pharmaceuticals Inc*	836	68,009
WellPoint Inc	2,432	145,604
Western Union Co	4,688	82,556
Whole Foods Market Inc	1,179	114,068
Zimmer Holdings Inc	1,338	$82,662
Total Consumer, Non-Cyclical		20,238,547

Diversified (0.03%)
Leucadia National Corp	1,447	30,937
Total Diversified		30,937

Energy (11.14%)
Alpha Natural Resources Inc*	1,598	9,492
Anadarko Petroleum Corp	3,750	259,763
Apache Corp	2,792	239,414
Baker Hughes Inc	3,384	154,310
Cabot Oil & Gas Corp	1,582	65,511
Cameron International Corp*	1,865	102,034
Chesapeake Energy Corp	4,942	95,628
Chevron Corp	14,364	1,611,066
ConocoPhillips	9,297	527,977
CONSOL Energy Inc	1,500	45,300
Denbury Resources Inc*	2,835	43,914
Devon Energy Corp	2,936	169,789
Diamond Offshore Drilling Inc	576	38,604
EOG Resources Inc	1,925	208,478
EQT Corp	1,085	58,547
Exxon Mobil Corp	33,673	2,939,653
FMC Technologies Inc*	1,793	83,984
Halliburton Co	6,883	225,487
Helmerich & Payne Inc	805	36,740
Hess Corp	2,293	115,865
Kinder Morgan Inc	3,636	130,060
Marathon Oil Corp	5,401	150,256
Marathon Petroleum Corp	2,700	139,725
Murphy Oil Corp	1,600	82,128
Nabors Industries Ltd*	2,404	35,507
National Oilwell Varco Inc	3,192	251,530
Newfield Exploration Co*	988	32,238
Noble Corp	1,885	71,894
Noble Energy Inc	1,400	123,060
Occidental Petroleum Corp	5,892	500,879
ONEOK Inc	1,546	68,843
Peabody Energy Corp	2,200	47,586
Phillips 66	4,772	200,424
Pioneer Natural Resources Co	880	85,677
QEP Resources Inc	1,500	43,035
Range Resources Corp	1,202	78,358
Rowan Cos Plc*	921	32,401
Schlumberger Ltd	9,690	701,362
Southwestern Energy Co*	2,800	87,164
Spectra Energy Corp	4,856	137,231
Sunoco Inc	776	36,619
Tesoro Corp	1,200	47,688
Valero Energy Corp	4,032	126,040
Williams Cos Inc	4,450	143,602
WPX Energy Inc*	1,483	23,135
Total Energy		10,407,998

Financial (14.51%)
ACE Ltd	2,500	184,325
Aflac Inc	3,570	164,863
Allstate Corp	3,620	134,954
American Express Co	7,465	435,210
American International Group Inc*	4,605	158,090
American Tower Corp	2,860	$201,344
Ameriprise Financial Inc	1,612	88,515
Aon PLC	2,362	122,730
Assurant Inc	891	31,408
AvalonBay Communities Inc	686	97,083
Bank of America Corp	77,978	623,044
Bank of New York Mellon Corp	9,190	207,143
BB&T Corp	5,247	165,490
Berkshire Hathaway Inc*	12,774	1,077,359
BlackRock Inc	700	123,459
Boston Properties Inc	1,078	120,876
Capital One Financial Corp	4,021	227,307
CBRE Group Inc*	2,058	35,624
Charles Schwab Corp	7,272	98,099
Chubb Corp	1,969	145,489
Cincinnati Financial Corp	1,179	45,580
Citigroup Inc	21,278	632,169
CME Group Inc	2,535	139,172
Comerica Inc	1,331	40,875
Discover Financial Services	4,142	160,420
E*TRADE Financial Corp*	1,181	10,121
Equity Residential	2,164	130,706
Federated Investors Inc	848	17,995
Fifth Third Bancorp	6,069	91,885
First Horizon National Corp	1,791	16,047
Franklin Resources Inc	1,035	121,509
Genworth Financial Inc*	3,728	19,721
Goldman Sachs Group Inc	3,595	380,063
Hartford Financial Services Group Inc	2,922	52,391
HCP Inc	3,020	138,497
Health Care REIT Inc	1,539	89,939
Host Hotels & Resorts Inc	5,173	79,147
Hudson City Bancorp Inc	4,300	30,917
Huntington Bancshares Inc	5,456	36,010
IntercontinentalExchange Inc*	600	82,020
Invesco Ltd	3,410	80,749
JPMorgan Chase & Co	27,735	1,030,078
KeyCorp	6,704	56,515
Legg Mason Inc	1,239	30,455
Lincoln National Corp	2,305	53,522
Loews Corp	2,394	97,316
M&T Bank Corp	918	79,774
Marsh & McLennan Cos Inc	4,025	137,534
MetLife Inc	7,704	262,938
Morgan Stanley	10,374	155,610
NASDAQ OMX Group Inc	1,127	25,774
Northern Trust Corp	1,843	85,589
NYSE Euronext	2,200	55,110
People's United Financial Inc	2,887	34,557
PNC Financial Services Group Inc	3,945	245,221
Principal Financial Group Inc	2,434	66,789
Progressive Corp	4,443	86,772
Prologis Inc	3,315	113,274
Prudential Financial Inc	3,541	193,020
Public Storage	1,035	150,655
Regions Financial Corp	9,066	63,099
Simon Property Group Inc	2,175	345,173
SLM Corp	3,621	57,031
State Street Corp	3,775	157,040
SunTrust Banks Inc	3,809	95,873
T Rowe Price Group Inc	1,965	120,730

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Torchmark Corp	784	$40,125
Travelers Cos Inc	2,855	184,833
Unum Group	2,266	44,210
US Bancorp	13,884	463,864
Ventas Inc	2,081	136,285
Visa Inc	3,614	463,496
Vornado Realty Trust	1,344	109,092
Wells Fargo & Co	38,314	1,303,825
Weyerhaeuser Co	3,870	96,402
XL Group PLC	2,610	60,343
Zions Bancorporation	1,054	20,290
Total Financial		13,560,559

Industrial (10.35%)
3M Co	5,046	467,260
Agilent Technologies Inc	2,633	97,842
Amphenol Corp	1,186	72,192
Ball Corp	1,134	47,821
Bemis Co Inc	906	27,416
Boeing Co	5,545	395,913
Caterpillar Inc	4,752	405,488
CH Robinson Worldwide Inc	1,280	72,461
Cooper Industries PLC	1,232	90,121
CSX Corp	7,645	171,707
Cummins Inc	1,394	135,371
Danaher Corp	4,166	223,173
Deere & Co	2,919	219,246
Dover Corp	1,334	77,119
Eaton Corp	2,530	113,142
Emerson Electric Co	5,336	270,642
Engility Holdings Inc*	120	2,218
Expeditors International of Washington Inc	1,800	65,898
FedEx Corp	2,384	208,910
FLIR Systems Inc	1,158	22,928
Flowserve Corp	426	54,383
Fluor Corp	1,298	66,847
General Dynamics Corp	2,701	176,943
General Electric Co	76,880	1,592,185
Honeywell International Inc	5,633	329,249
Illinois Tool Works Inc	3,514	208,345
Ingersoll-Rand PLC	2,331	108,998
Jabil Circuit Inc	1,699	38,703
Jacobs Engineering Group Inc*	1,000	39,540
Joy Global Inc	784	41,850
L-3 Communications Holdings Inc	719	50,503
Leggett & Platt Inc	1,017	24,144
Lockheed Martin Corp	2,053	187,110
Masco Corp	3,084	43,669
Molex Inc	1,295	34,382
Norfolk Southern Corp	2,398	173,759
Northrop Grumman Corp	1,951	130,502
Owens-Illinois Inc*	1,395	24,385
Pall Corp	838	46,517
Parker Hannifin Corp	1,096	87,658
PerkinElmer Inc	1,021	27,873
Precision Castparts Corp	1,073	172,839
Raytheon Co	2,641	149,269
Republic Services Inc	2,465	68,157
Rockwell Automation Inc	1,085	78,185
Rockwell Collins Inc	1,079	52,731
Roper Industries Inc	694	71,336
Ryder System Inc	477	$19,085
Sealed Air Corp	1,582	22,575
Snap-on Inc	424	29,434
Stanley Black & Decker Inc	1,339	88,079
Stericycle Inc*	642	58,756
TE Connectivity Ltd	3,236	113,810
Textron Inc	2,069	55,284
Thermo Fisher Scientific Inc	2,658	152,436
Tyco International Ltd	3,464	195,300
Union Pacific Corp	3,488	423,583
United Parcel Service Inc	6,965	514,087
United Technologies Corp	6,613	528,048
Waste Management Inc	3,352	115,912
Waters Corp*	682	54,690
Xylem Inc	1,498	36,386
Total Industrial		9,674,395

Technology (14.85%)
Accenture PLC	4,808	296,173
Adobe Systems Inc*	3,587	112,165
Advanced Micro Devices Inc*	4,487	16,692
Akamai Technologies Inc*	1,400	52,514
Altera Corp	2,432	90,787
Analog Devices Inc	2,227	88,501
Apple Inc	6,223	4,139,774
Applied Materials Inc	10,178	118,981
Autodesk Inc*	1,888	58,622
BMC Software Inc*	1,399	57,919
Broadcom Corp	3,543	125,883
CA Inc	2,646	68,875
Cerner Corp*	1,060	77,528
Citrix Systems Inc*	1,348	104,726
Cognizant Technology Solutions Corp*	2,204	141,673
Computer Sciences Corp	1,256	40,456
Dell Inc*	11,570	122,526
Dun & Bradstreet Corp	396	32,056
Electronic Arts Inc*	2,629	35,045
EMC Corp*	14,917	392,168
Fidelity National Information Services Inc	1,851	58,307
Fiserv Inc*	1,057	75,375
First Solar Inc*	370	7,396
Hewlett-Packard Co	14,359	242,380
Intel Corp	36,299	901,304
International Business Machines Corp	8,306	1,618,424
Intuit Inc	2,142	125,393
KLA-Tencor Corp	1,304	66,908
Lam Research Corp*	585	19,966
Lexmark International Inc	856	18,584
Linear Technology Corp	1,917	63,309
LSI Corp*	4,118	32,079
Microchip Technology Inc	1,401	48,685
Micron Technology Inc*	6,485	40,272
Microsoft Corp	54,259	1,672,262
NetApp Inc*	2,586	89,269
NVIDIA Corp*	4,572	64,145
Oracle Corp	28,482	901,455
Pitney Bowes Inc	1,820	24,315
QUALCOMM Inc	12,146	746,493
Red Hat Inc*	1,433	80,305
Salesforce.com Inc*	988	143,438
SanDisk Corp*	1,741	71,764
Teradata Corp*	1,256	$95,933
Teradyne Inc*	2,030	31,709
Texas Instruments Inc	8,319	241,584
Western Digital Corp*	1,845	77,158
Xerox Corp	10,310	75,985
Xilinx Inc	2,112	71,618
Total Technology		13,878,879

Utilities (3.53%)
AES Corp*	4,674	53,237
AGL Resources Inc	850	33,703
Ameren Corp	1,808	59,158
American Electric Power Co Inc	3,645	156,699
CenterPoint Energy Inc	2,979	60,742
CMS Energy Corp	2,062	47,570
Consolidated Edison Inc	2,227	135,001
Dominion Resources Inc	4,251	223,092
DTE Energy Co	1,258	73,467
Duke Energy Corp	5,308	343,852
Edison International	2,433	106,541
Entergy Corp	1,441	98,103
Exelon Corp	6,183	225,494
FirstEnergy Corp	3,123	136,475
Integrys Energy Group Inc	615	33,204
NextEra Energy Inc	3,154	212,296
NiSource Inc	2,050	49,897
Northeast Utilities	2,274	85,662
NRG Energy Inc	1,956	41,741
Pepco Holdings Inc	1,700	32,827
PG&E Corp	2,830	122,850
Pinnacle West Capital Corp	969	49,778
PPL Corp	4,208	123,421
Public Service Enterprise Group Inc	3,861	122,239
SCANA Corp	845	40,019
Sempra Energy	1,880	124,456
Southern Co	6,412	290,656
TECO Energy Inc	1,982	34,408
Wisconsin Energy Corp	1,938	73,566
Xcel Energy Inc	3,728	103,974
Total Utilities		3,294,128

Total Common Stock (Cost $59,709,677)		92,605,066

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	20	35
Total Preferred Stock (Cost $24)		35

Rights / Warrants (0.02%)
Kinder Morgan Inc, $40, 2/15/17	3,594	11,320
Total Rights / Warrants (Cost $6,934)		11,320

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Par Value	Value (Note 1)
Short-Term Investments (0.21%)

United States Treasury Bills (0.21%)
United States T-Bill 12/06/2012, DN (b)	$200,000	$199,952
Total United States Treasury Bills		199,952

Total Short-Term Investments (Cost $199,926)		199,952

Total Investments (Cost $59,916,561) (a) (99.34%)		92,816,373
Other Net Assets (0.66%)		619,121
Net Assets (100.00%)		$93,435,494

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $60,429,743. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$40,352,979
Unrealized depreciation	(7,966,349)
Net unrealized appreciation	$32,386,630

(b) At August 31, 2012, certain United States Treasury Bills with a market value of $199,952 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2012: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
11 / Sept 2012 / Long	$29,945

S&P MidCap Index Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (98.80%)

Basic Materials (4.19%)
Albemarle Corp	10,020	$548,395
Ashland Inc	8,823	649,637
Cabot Corp	7,104	247,432
Carpenter Technology Corp	4,953	234,079
Commercial Metals Co	13,024	165,926
Compass Minerals International Inc	3,720	267,170
Cytec Industries Inc	5,224	357,687
Domtar Corp	4,141	299,974
Intrepid Potash Inc*	5,237	117,466
Minerals Technologies Inc	2,052	139,146
NewMarket Corp	1,215	299,036
Olin Corp	9,317	199,663
Reliance Steel & Aluminum Co	8,455	434,841
RPM International Inc	14,789	405,366
Sensient Technologies Corp	5,821	208,683
Steel Dynamics Inc	24,679	301,577
Valspar Corp	10,516	560,923
Total Basic Materials		5,437,001

Communications (4.86%)
ADTRAN Inc	7,191	145,905
AMC Networks Inc*	6,477	254,805
AOL Inc*	10,679	359,562
Ciena Corp*	11,260	153,924
Equinix Inc*	5,257	1,039,046
FactSet Research Systems Inc	5,083	469,008
John Wiley & Sons Inc	5,304	261,699
Lamar Advertising Co*	6,762	223,957
Meredith Corp	4,188	136,361
NeuStar Inc*	7,598	285,457
New York Times Co*	14,132	129,873
Plantronics Inc	5,056	180,297
Polycom Inc*	19,995	208,348
Rackspace Hosting Inc*	11,802	707,884
RF Micro Devices Inc*	31,124	116,715
Scholastic Corp	2,834	86,579
Telephone & Data Systems Inc	10,876	266,680
Tellabs Inc	42,417	$150,580
TIBCO Software Inc*	18,738	560,641
tw telecom inc*	16,901	425,060
ValueClick Inc*	9,051	147,169
Total Communications		6,309,550

Consumer, Cyclical (13.55%)
Advance Auto Parts Inc	8,216	584,322
Aeropostale Inc*	9,385	130,733
Alaska Air Group Inc*	7,989	268,031
American Eagle Outfitters Inc	21,830	485,499
ANN Inc*	5,447	193,804
Arrow Electronics Inc*	12,607	457,004
Ascena Retail Group Inc*	15,191	300,782
Bally Technologies Inc*	4,834	214,098
Barnes & Noble Inc*	4,610	55,182
Bob Evans Farms Inc	3,418	134,464
Brinker International Inc	8,848	304,902
Carter's Inc*	5,772	321,558
Cheesecake Factory Inc	6,345	210,717
Chico's FAS Inc	18,893	357,833
Cinemark Holdings Inc	11,452	268,206
Collective Brands Inc*	7,040	152,346
Copart Inc*	12,028	321,268
Deckers Outdoor Corp*	4,359	215,858
Dick's Sporting Goods Inc	10,881	541,439
DreamWorks Animation SKG Inc*	8,414	142,786
Foot Locker Inc	17,039	589,038
Guess? Inc	7,764	202,330
Hanesbrands Inc*	10,991	356,438
Herman Miller Inc	6,532	127,766
HNI Corp	5,210	144,421
HSN Inc	4,435	199,708
Ingram Micro Inc*	16,911	258,231
International Speedway Corp	3,147	83,742
JetBlue Airways Corp*	23,748	116,365
KB Home	8,392	92,648
Life Time Fitness Inc*	4,789	227,382
LKQ Corp*	16,592	626,182
MDC Holdings Inc	4,359	151,170
Mohawk Industries Inc*	6,435	463,642
MSC Industrial Direct Co Inc	5,190	$359,667
NVR Inc*	578	478,688
Oshkosh Corp*	10,625	269,238
Owens & Minor Inc	7,372	206,342
Panera Bread Co*	3,348	518,605
PetSmart Inc	12,577	891,961
Polaris Industries Inc	7,806	586,933
PVH Corp	7,617	715,236
Regis Corp	6,382	114,940
Saks Inc*	17,561	206,342
Scientific Games Corp*	6,568	48,143
Signet Jewelers Ltd	9,791	449,015
Thor Industries Inc	5,099	160,313
Toll Brothers Inc*	16,521	540,567
Tractor Supply Co	8,035	767,182
Under Armour Inc*	8,282	482,095
Warnaco Group Inc*	4,705	241,931
Watsco Inc	3,199	241,397
Wendy's Co	34,373	146,773
Williams-Sonoma Inc	11,590	475,422
WMS Industries Inc*	6,477	103,179
World Fuel Services Corp	8,017	298,313
Total Consumer, Cyclical		17,602,177

Consumer, Non-Cyclical (18.62%)
Aaron's Inc	8,777	262,169
Alliance Data Systems Corp*	5,638	776,071
AMERIGROUP Corp*	5,421	492,877
Bio-Rad Laboratories Inc*	2,287	229,569
Brink's Co	5,281	117,555
Catamaran Corp*	3,739	325,854
Charles River Laboratories International Inc*	5,512	200,196
Church & Dwight Co Inc	16,044	878,249
Community Health Systems Inc*	9,235	249,714
Convergys Corp	13,054	202,468
Cooper Cos Inc	5,437	455,892
CoreLogic Inc*	12,004	295,298
Corporate Executive Board Co	3,869	180,141
Corrections Corp of America	11,215	373,572
Covance Inc*	6,592	315,032

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Deluxe Corp	5,906	$167,553
Endo Health Solutions Inc*	13,150	418,433
Flowers Foods Inc	12,718	262,627
FTI Consulting Inc*	4,761	123,834
Gartner Inc*	10,261	506,791
Global Payments Inc	8,829	367,728
Green Mountain Coffee Roasters Inc*	14,803	359,861
Harris Teeter Supermarkets Inc	5,178	202,304
Health Management Associates Inc*	29,533	226,223
Health Net Inc*	9,333	216,992
Henry Schein Inc*	10,115	776,933
Hill-Rom Holdings Inc	7,172	198,880
HMS Holdings Corp*	9,885	340,637
Hologic Inc*	29,720	583,404
IDEXX Laboratories Inc*	6,203	589,657
Ingredion Inc	8,585	462,131
ITT Educational Services Inc*	2,039	65,268
Korn/Ferry International*	5,795	82,869
Lancaster Colony Corp	2,241	162,338
Lender Processing Services Inc	9,511	266,974
LifePoint Hospitals Inc*	5,596	226,190
Manpower Inc	9,029	335,066
Masimo Corp*	6,809	150,343
Matthews International Corp	3,305	98,919
Medicis Pharmaceutical Corp	6,718	212,020
MEDNAX Inc*	5,532	383,257
Monster Beverage Corp*	17,086	1,006,878
Monster Worldwide Inc*	13,869	96,667
Omnicare Inc	12,800	414,464
Post Holdings Inc*	3,204	95,639
Ralcorp Holdings Inc*	6,221	441,442
Regeneron Pharmaceuticals Inc*	8,580	1,270,266
Rent-A-Center Inc	6,828	240,892
ResMed Inc*	16,245	610,325
Rollins Inc	7,481	174,158
Scotts Miracle-Gro Co	4,866	202,669
SEI Investments Co	16,315	354,851
Service Corp International	24,959	325,465
Smithfield Foods Inc*	18,135	350,368
Sotheby's	7,605	237,732
STERIS Corp	6,737	230,675
Strayer Education Inc	1,350	87,453
SUPERVALU Inc	23,916	56,920
Techne Corp	4,153	284,771
Teleflex Inc	4,591	303,144
Thoratec Corp*	6,583	223,098
Tootsie Roll Industries Inc	2,973	75,425
Towers Watson & Co	5,412	293,980
Tupperware Brands Corp	6,324	338,208
United Rentals Inc*	9,324	301,258
United Therapeutics Corp*	6,013	325,424
Universal Corp	2,699	128,014
Universal Health Services Inc	10,899	435,415
Valassis Communications Inc*	4,812	120,637
VCA Antech Inc*	10,077	194,889
Vertex Pharmaceuticals Inc*	23,699	1,263,868
WellCare Health Plans Inc*	4,828	273,699
Wright Express Corp*	4,359	286,997
Total Consumer, Non-Cyclical		24,187,580

Energy (5.13%)
Arch Coal Inc	24,032	$146,836
Atwood Oceanics Inc*	6,568	303,967
Bill Barrett Corp*	5,594	122,676
CARBO Ceramics Inc	2,251	158,425
Cimarex Energy Co	9,656	552,420
Dresser-Rand Group Inc*	8,514	430,979
Dril-Quip Inc*	4,000	280,160
Energen Corp	8,124	414,730
Forest Oil Corp*	12,999	96,323
Helix Energy Solutions Group Inc*	12,258	215,986
HollyFrontier Corp	23,462	945,284
Northern Oil and Gas Inc*	6,417	104,854
Oceaneering International Inc	12,172	651,689
Oil States International Inc*	5,784	452,540
Patterson-UTI Energy Inc	17,418	264,579
Plains Exploration & Production Co*	14,619	574,819
Quicksilver Resources Inc*	14,484	49,246
SM Energy Co	7,223	341,142
Superior Energy Services Inc*	17,756	368,792
Unit Corp*	4,812	191,421
Total Energy		6,666,868

Financial (20.77%)
Affiliated Managers Group Inc*	6,033	709,601
Alexander & Baldwin Inc*	4,846	143,539
Alexandria Real Estate Equities Inc	6,989	516,487
Alleghany Corp*	1,635	551,240
American Campus Communities Inc	8,401	391,655
American Financial Group Inc	8,603	323,129
Apollo Investment Corp	22,201	178,052
Arthur J Gallagher & Co	12,920	461,502
Aspen Insurance Holdings Ltd	8,205	238,601
Associated Banc-Corp	20,166	261,351
Astoria Financial Corp	9,437	95,031
BancorpSouth Inc	8,709	128,371
Bank of Hawaii Corp	5,172	239,102
BRE Properties Inc	8,533	425,967
Brown & Brown Inc	13,083	343,298
Camden Property Trust	8,879	616,469
Cathay General Bancorp	8,862	145,071
CBOE Holdings Inc	10,001	284,428
City National Corp	5,275	270,871
Commerce Bancshares Inc	8,921	358,892
Corporate Office Properties Trust	8,366	187,064
Cullen/Frost Bankers Inc	6,904	383,862
Duke Realty Corp	29,187	423,212
East West Bancorp Inc	16,752	367,539
Eaton Vance Corp	13,027	352,901
Equity One Inc	6,724	142,549
Essex Property Trust Inc	3,863	587,099
Everest Re Group Ltd	6,054	627,558
Federal Realty Investment Trust	7,174	774,146
Fidelity National Financial Inc	24,965	470,341
First American Financial Corp	11,880	228,928
First Niagara Financial Group Inc	38,086	300,499
FirstMerit Corp	12,305	193,065
Fulton Financial Corp	22,371	$217,670
Greenhill & Co Inc	3,000	130,950
Hancock Holding Co	9,548	283,003
Hanover Insurance Group Inc	5,215	186,123
HCC Insurance Holdings Inc	11,871	392,693
Highwoods Properties Inc	8,187	266,978
Home Properties Inc	5,450	347,983
Hospitality Properties Trust	13,917	334,982
International Bancshares Corp	5,988	109,341
Janus Capital Group Inc	21,687	189,111
Jefferies Group Inc	16,896	248,202
Jones Lang LaSalle Inc	4,915	354,519
Kemper Corp	5,832	178,459
Liberty Property Trust	13,132	484,308
Macerich Co	14,872	885,925
Mack-Cali Realty Corp	9,981	266,493
Mercury General Corp	4,206	161,048
National Retail Properties Inc	12,017	373,248
New York Community Bancorp Inc	49,659	658,478
Old Republic International Corp	29,219	252,160
Potlatch Corp	4,670	168,400
Prosperity Bancshares Inc	5,450	229,445
Protective Life Corp	9,203	259,985
Raymond James Financial Inc	12,563	442,218
Rayonier Inc	13,795	675,817
Realty Income Corp	15,035	633,425
Regency Centers Corp	10,132	496,468
Reinsurance Group of America Inc	8,267	485,604
Senior Housing Properties Trust	18,003	398,226
Signature Bank*	5,202	336,205
SL Green Realty Corp	9,801	789,961
StanCorp Financial Group Inc	5,135	160,315
SVB Financial Group*	4,916	285,079
Synovus Financial Corp	89,266	185,673
Taubman Centers Inc	6,600	528,132
TCF Financial Corp	17,806	198,003
Trustmark Corp	6,874	162,845
UDR Inc	24,632	621,958
Valley National Bancorp	22,192	215,262
Waddell & Reed Financial Inc	9,643	285,433
Washington Federal Inc	12,110	194,971
Webster Financial Corp	8,543	181,795
Weingarten Realty Investors	13,616	380,295
Westamerica Bancorporation	3,310	154,081
WR Berkley Corp	12,583	470,353
Total Financial		26,983,043

Industrial (18.16%)
Acuity Brands Inc	4,744	304,375
AECOM Technology Corp*	13,407	259,962
AGCO Corp*	10,951	460,928
Alliant Techsystems Inc	3,829	187,583
AMETEK Inc	27,124	930,624
Aptargroup Inc	7,452	377,444
Avnet Inc*	16,541	532,786
B/E Aerospace Inc*	11,709	471,404
Carlisle Cos Inc	7,093	371,248
CLARCOR Inc	5,663	272,617
Clean Harbors Inc*	5,336	290,225
Con-way Inc	6,247	189,347

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Crane Co	5,467	$207,691
Donaldson Co Inc	16,780	592,166
Energizer Holdings Inc	7,430	511,927
Esterline Technologies Corp*	3,453	206,489
Exelis Inc	21,453	216,675
Fortune Brands Home & Security Inc*	18,084	461,142
Gardner Denver Inc	5,708	344,078
GATX Corp	5,416	222,923
General Cable Corp*	5,607	151,894
Gentex Corp	16,233	284,402
Graco Inc	6,743	333,104
Granite Construction Inc	3,874	106,806
Greif Inc	3,575	159,088
Harsco Corp	9,381	191,279
Hubbell Inc	6,716	542,787
Huntington Ingalls Industries Inc*	5,672	227,277
IDEX Corp	9,442	376,358
Itron Inc*	4,487	194,556
ITT Corp	10,780	214,522
JB Hunt Transport Services Inc	10,154	532,476
Kansas City Southern	12,386	957,809
KBR Inc	16,678	451,807
Kennametal Inc	8,985	331,007
Kirby Corp*	6,292	331,274
Landstar System Inc	5,264	248,829
Lennox International Inc	5,730	272,232
Lincoln Electric Holdings Inc	9,437	389,276
Louisiana-Pacific Corp*	15,807	212,130
Martin Marietta Materials Inc	5,140	392,593
Matson Inc	4,846	109,956
Mettler-Toledo International Inc*	3,547	585,645
Mine Safety Appliances Co	3,472	121,069
National Instruments Corp	10,469	269,681
Nordson Corp	6,493	381,853
Packaging Corp of America	10,873	348,153
Pentair Inc	11,112	472,260
Regal-Beloit Corp	4,674	318,112
Rock-Tenn Co	7,954	531,089
Shaw Group Inc*	7,341	308,909
Silgan Holdings Inc	5,590	234,389
Sonoco Products Co	11,328	346,524
SPX Corp	5,773	368,895
Tech Data Corp*	4,650	225,897
Terex Corp*	12,371	273,028
Tidewater Inc	5,777	274,003
Timken Co	9,470	380,315
Trimble Navigation Ltd*	14,017	687,534
Trinity Industries Inc	9,036	256,080
Triumph Group Inc	4,862	288,949
URS Corp	9,000	327,690
UTi Worldwide Inc	11,582	159,021
Valmont Industries Inc	2,476	313,833
Vishay Intertechnology Inc*	18,268	174,642
Wabtec Corp	5,411	422,816
Waste Connections Inc	13,885	401,971
Werner Enterprises Inc	5,007	111,406
Woodward Inc	6,767	$236,371
Worthington Industries Inc	6,236	130,332
Zebra Technologies Corp*	6,039	225,194
Total Industrial		23,598,757

Technology (8.56%)
ACI Worldwide Inc*	4,414	191,479
Acxiom Corp*	8,809	150,282
Advent Software Inc*	3,719	88,363
Allscripts Healthcare Solutions Inc*	21,465	225,383
ANSYS Inc*	10,453	728,574
Atmel Corp*	50,808	301,291
Broadridge Financial Solutions Inc	13,975	330,928
Cadence Design Systems Inc*	30,869	407,471
Compuware Corp*	25,383	253,830
Concur Technologies Inc*	5,282	382,417
Cree Inc*	13,021	367,192
Cypress Semiconductor Corp	17,447	202,560
Diebold Inc	7,043	229,461
DST Systems Inc	3,892	198,025
Fair Isaac Corp	4,149	177,204
Fairchild Semiconductor International Inc*	14,192	206,068
Informatica Corp*	12,097	394,362
Integrated Device Technology Inc*	15,931	84,753
International Rectifier Corp*	8,025	139,715
Intersil Corp	14,892	131,496
Jack Henry & Associates Inc	9,777	361,358
Lam Research Corp*	13,507	460,994
Mantech International Corp	2,694	60,346
MEMC Electronic Materials Inc*	26,786	71,786
Mentor Graphics Corp*	10,846	179,284
MICROS Systems Inc*	9,005	456,193
MSCI Inc*	13,685	480,070
NCR Corp*	17,836	399,348
Parametric Technology Corp*	13,580	288,575
QLogic Corp*	11,117	135,294
Quest Software Inc*	6,566	183,520
Riverbed Technology Inc*	17,748	354,783
Rovi Corp*	12,087	185,415
Semtech Corp*	7,334	179,830
Silicon Laboratories Inc*	4,864	185,999
Skyworks Solutions Inc*	21,229	646,635
Solera Holdings Inc	7,893	324,639
Synopsys Inc*	16,656	550,148
VeriFone Systems Inc*	12,100	420,354
Total Technology		11,115,425

Utilities (4.96%)
Alliant Energy Corp	12,508	551,353
Atmos Energy Corp	10,165	355,165
Aqua America Inc	15,647	391,175
Black Hills Corp	4,587	156,875
Cleco Corp	6,853	280,493
Great Plains Energy Inc	15,341	327,070
Hawaiian Electric Industries Inc	10,833	$287,399
IDACORP Inc	5,627	233,239
MDU Resources Group Inc	21,274	458,455
National Fuel Gas Co	9,360	467,064
NV Energy Inc	26,590	466,389
OGE Energy Corp	11,050	597,253
PNM Resources Inc	8,974	184,595
Questar Corp	20,048	395,948
UGI Corp	12,786	389,717
Vectren Corp	9,231	260,407
Westar Energy Inc	13,837	402,933
WGL Holdings Inc	5,977	233,342
Total Utilities		6,438,872

Total Common Stock (Cost $92,036,253)		128,339,273

Short-Term Investments (0.93%)

United States Treasury Bills (0.93%)	Par Value
United States T-Bill 10/18/2012, DN	$1,000,000	999,890
United States T-Bill 12/06/2012, DN (b)	200,000	199,952
Total United States Treasury Bills		1,199,842

Total Short-Term Investments (Cost $1,199,817)		1,199,842

Total Investments (Cost $93,236,070) (a) (99.73%)		129,539,115
Other Net Assets (0.27%)		355,827
Net Assets (100.00%)		$129,894,942

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $93,608,440. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$41,449,759
Unrealized depreciation	(5,519,084)
Net unrealized appreciation	$35,930,675

(b) At August 31, 2012, certain United States Treasury Bills with a market value of $199,952 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2012: Contracts - $100 times premium / delivery month / commitment

S&P Midcap E-mini	Unrealized Appreciation
16 / Sept 2012 / Long	$53,840

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (94.62%)

Basic Materials (3.07%)
AMCOL International Corp	1,832	$55,088
American Vanguard Corp	1,345	39,570
Balchem Corp	2,076	75,732
Buckeye Technologies Inc	2,745	83,228
Century Aluminum Co*	4,083	25,437
Clearwater Paper Corp*	1,504	56,731
Deltic Timber Corp	776	47,600
Hawkins Inc	618	23,867
HB Fuller Co	3,547	107,864
Kaiser Aluminum Corp	1,000	55,850
KapStone Paper and Packaging Corp*	2,655	53,180
Materion Corp	1,269	26,954
Neenah Paper Inc	750	20,933
OM Group Inc*	2,228	41,084
PolyOne Corp	6,787	107,099
Quaker Chemical Corp	909	42,768
A Schulman Inc	2,273	55,211
Schweitzer-Mauduit International Inc	2,492	80,442
Stepan Co	561	53,587
Wausau Paper Corp	3,194	28,682
Zep Inc	1,342	19,419
Total Basic Materials		1,100,326

Communications (3.56%)
Anixter International Inc	2,047	123,086
Arris Group Inc*	8,093	110,308
Atlantic Tele-Network Inc	630	23,738
Black Box Corp	1,103	28,667
Blucora Inc*	1,900	29,279
Blue Nile Inc*	1,051	39,328
Cbeyond Inc*	1,695	13,730
Cincinnati Bell Inc*	14,029	65,796
comScore Inc*	1,837	25,938
Comtech Telecommunications Corp	1,983	55,762
DealerTrack Holdings Inc*	1,000	27,690
Dolan Co*	2,121	7,530
EW Scripps Co*	1,800	18,666
General Communication Inc*	2,942	25,948
Harmonic Inc*	6,254	28,581
Liquidity Services Inc*	1,100	57,629
LogMeIn Inc*	1,100	24,178
Lumos Networks Corp	906	7,864
NETGEAR Inc*	2,491	91,096
Neutral Tandem Inc*	1,995	21,945
Novatel Wireless Inc*	1,500	3,045
NTELOS Holdings Corp	906	15,556
Nutrisystem Inc	1,800	18,504
Oplink Communications Inc*	1,360	21,855
PC-Tel Inc	942	5,935
Perficient Inc*	1,900	20,349
Sourcefire Inc*	1,900	98,591
Stamps.com Inc*	1,100	24,354
Symmetricom Inc*	2,100	12,936
United Online Inc	5,300	26,394
USA Mobility Inc	1,400	15,974
ViaSat Inc*	3,352	129,722
Websense Inc*	2,754	42,357
XO Group Inc*	1,600	12,704
Total Communications		1,275,035

Consumer, Cyclical (16.92%)
Allegiant Travel Co*	1,000	$66,240
Arctic Cat Inc*	1,013	43,822
Big 5 Sporting Goods Corp	1,300	11,076
Biglari Holdings Inc*	103	36,194
BJ's Restaurants Inc*	1,643	67,445
Brightpoint Inc*	4,688	42,051
Brown Shoe Co Inc	2,695	40,452
Brunswick Corp	6,164	146,025
Buckle Inc	1,889	86,025
Buffalo Wild Wings Inc*	1,200	92,136
Cabela's Inc*	2,913	139,853
Callaway Golf Co	3,839	22,074
Carter's Inc*	4,164	231,976
Casey's General Stores Inc	3,031	171,403
Cash America International Inc	2,136	82,920
Cato Corp	1,862	54,687
CEC Entertainment Inc	1,417	42,099
Children's Place Retail Stores Inc*	1,875	106,763
Christopher & Banks Corp	1,875	4,613
Coinstar Inc*	2,297	117,423
Cracker Barrel Old Country Store Inc	1,672	105,303
Crocs Inc*	6,066	106,094
DineEquity Inc*	1,133	60,015
DTS Inc*	1,151	25,840
Ethan Allen Interiors Inc	1,913	42,239
Ezcorp Inc*	3,603	81,608
Fifth & Pacific Cos Inc*	6,200	82,150
Finish Line Inc	3,854	88,488
First Cash Financial Services Inc*	2,107	94,014
Fred's Inc	2,610	34,791
G&K Services Inc	1,371	43,008
Genesco Inc*	1,705	120,458
Group 1 Automotive Inc	1,718	94,507
Haverty Furniture Cos Inc	1,157	15,134
Hibbett Sports Inc*	2,017	117,067
Hot Topic Inc	2,397	22,652
HSN Inc	2,806	126,354
Iconix Brand Group Inc*	5,255	98,269
Interface Inc	4,469	61,359
Interval Leisure Group Inc	2,925	53,966
Jack in the Box Inc*	3,444	89,854
JAKKS Pacific Inc	1,604	26,691
Jos A Bank Clothiers Inc*	1,993	96,003
Kirkland's Inc*	1,134	11,000
K-Swiss Inc*	1,713	4,848
La-Z-Boy Inc*	3,743	51,653
Lithia Motors Inc	1,577	46,064
Lumber Liquidators Holdings Inc*	1,620	75,589
M/I Homes Inc*	700	13,510
Maidenform Brands Inc*	1,687	37,435
Marcus Corp	1,435	18,526
MarineMax Inc*	800	5,768
Men's Wearhouse Inc	3,812	120,459
Meritage Homes Corp*	2,050	76,404
Mobile Mini Inc*	3,247	55,524
Monarch Casino & Resort Inc*	600	4,524
Multimedia Games Holding Co Inc*	1,431	22,424
MWI Veterinary Supply Inc*	903	$91,040
OfficeMax Inc	1,411	8,198
Oxford Industries Inc	832	45,369
Papa John's International Inc*	1,264	65,083
Pep Boys-Manny Moe & Jack	3,075	27,644
Perry Ellis International Inc*	700	14,434
PetMed Express Inc	1,300	13,364
Pinnacle Entertainment Inc*	4,467	49,450
Pool Corp	3,525	138,850
Quiksilver Inc*	9,389	29,388
Red Robin Gourmet Burgers Inc*	1,127	34,948
Ruby Tuesday Inc*	4,509	30,481
rue21 inc*	1,088	30,801
Ruth's Hospitality Group Inc*	1,000	6,120
ScanSource Inc*	1,941	58,696
School Specialty Inc*	1,075	3,032
Select Comfort Corp*	4,002	114,337
Shuffle Master Inc*	3,655	55,446
Skechers U.S.A. Inc*	2,470	53,525
Skyline Corp	400	1,892
SkyWest Inc	3,479	30,511
Sonic Automotive Inc	2,552	45,604
Sonic Corp*	3,769	35,316
Spartan Motors Inc	1,900	9,481
Stage Stores Inc	2,706	57,963
Standard Motor Products Inc	916	16,158
Standard Pacific Corp*	7,590	50,853
Stein Mart Inc*	1,360	12,294
Steven Madden Ltd*	2,517	108,030
Superior Industries International Inc	1,678	28,677
Texas Roadhouse Inc	4,235	72,715
Toro Co	4,388	163,234
True Religion Apparel Inc	1,828	42,391
Tuesday Morning Corp*	1,500	8,385
UniFirst Corp	1,059	67,257
United Stationers Inc	3,342	80,843
Universal Electronics Inc*	800	12,216
Vitamin Shoppe Inc*	1,700	91,137
VOXX International Corp*	1,050	7,875
Winnebago Industries Inc*	1,700	19,550
Wolverine World Wide Inc	3,581	168,414
World Fuel Services Corp	4,804	178,757
Zale Corp*	2,067	11,410
Zumiez Inc*	1,300	37,947
Total Consumer, Cyclical		6,063,985

Consumer, Non-Cyclical (19.89%)
Abaxis Inc*	1,625	60,889
ABM Industries Inc	3,436	69,476
Affymetrix Inc*	4,911	18,711
Air Methods Corp*	805	93,815
Align Technology Inc*	4,938	167,645
Alliance One International Inc*	4,676	13,560
Almost Family Inc*	422	9,318
Amedisys Inc*	2,128	29,962
American Public Education Inc*	1,343	45,259
AMN Healthcare Services Inc*	1,122	9,425
Amsurg Corp*	2,051	60,320
Andersons Inc	1,335	53,627

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Arbitron Inc	1,954	$68,722
Arqule Inc*	3,181	16,668
B&G Foods Inc	3,200	93,664
Bio-Reference Labs Inc*	1,534	40,068
Blyth Inc	708	29,963
Boston Beer Co Inc*	658	67,794
Calavo Growers Inc	699	18,482
Cal-Maine Foods Inc	800	32,144
Cambrex Corp*	1,239	15,091
Cantel Medical Corp	1,147	29,547
Capella Education Co*	1,176	36,538
Cardtronics Inc*	2,030	57,348
CDI Corp	607	9,997
Centene Corp*	3,583	145,506
Central Garden and Pet Co*	3,900	46,020
Chemed Corp	1,524	100,630
CONMED Corp	1,925	52,014
Consolidated Graphics Inc*	696	18,646
Corinthian Colleges Inc*	5,867	11,851
Corvel Corp*	500	21,900
Cross Country Healthcare Inc*	1,840	7,452
CryoLife Inc*	1,813	9,790
Cubist Pharmaceuticals Inc*	4,291	198,244
Cyberonics Inc*	1,759	87,827
Diamond Foods Inc	1,527	30,036
Emergent Biosolutions Inc*	1,553	22,876
Ensign Group Inc	910	26,790
Enzo Biochem Inc*	1,519	2,856
Forrester Research Inc	996	29,163
Gentiva Health Services Inc*	1,927	21,158
Geo Group Inc	4,480	117,869
Greatbatch Inc*	1,517	35,119
Haemonetics Corp*	1,834	135,111
Hain Celestial Group Inc*	3,105	214,214
Hanger Inc*	2,395	68,521
Healthcare Services Group Inc	4,779	101,171
Healthways Inc*	1,971	20,656
Heartland Payment Systems Inc	2,657	80,720
Heidrick & Struggles International Inc	972	11,975
Helen of Troy Ltd*	2,216	69,671
Hi-Tech Pharmacal Co Inc*	736	26,268
HMS Holdings Corp*	6,036	208,001
ICU Medical Inc*	855	47,453
Insperity Inc	1,536	37,555
Integra LifeSciences Holdings Corp*	1,486	58,459
Inter Parfums Inc	1,098	18,227
Invacare Corp	2,104	28,909
IPC The Hospitalist Co Inc*	1,130	49,935
J&J Snack Foods Corp	1,032	58,927
Kelly Services Inc	1,581	19,510
Kid Brands Inc*	958	910
Landauer Inc	600	35,184
LCA-Vision Inc*	1,173	5,032
LHC Group Inc*	1,000	17,400
Live Nation Entertainment Inc*	7,886	67,189
Magellan Health Services Inc*	2,257	111,970
MAXIMUS Inc	2,478	134,778
Medcath Corp	1,465	11,676
Medicines Co*	3,853	98,984
Medifast Inc*	932	$25,993
Meridian Bioscience Inc	2,957	52,280
Merit Medical Systems Inc*	2,243	31,963
Molina Healthcare Inc*	1,850	44,844
Monro Muffler Brake Inc	2,193	74,233
Nash Finch Co	881	17,347
Natus Medical Inc*	2,086	24,427
Navigant Consulting Inc*	3,400	37,570
Neogen Corp*	1,668	65,119
NuVasive Inc*	2,750	57,970
On Assignment Inc*	2,167	35,777
Par Pharmaceutical Cos Inc*	2,591	129,032
PAREXEL International Corp*	4,229	121,753
Peet's Coffee & Tea Inc*	942	69,237
PharMerica Corp*	1,800	22,680
Prestige Brands Holdings Inc*	3,400	54,604
PSS World Medical Inc*	3,994	86,230
Questcor Pharmaceuticals Inc*	4,322	187,748
Regeneron Pharmaceuticals Inc*	5,324	788,218
Salix Pharmaceuticals Ltd*	4,028	177,070
Sanderson Farms Inc	1,357	59,734
Savient Pharmaceuticals Inc*	5,115	6,751
Seneca Foods Corp*	660	18,882
Snyders-Lance Inc	3,213	75,151
Spartan Stores Inc	1,300	19,902
Standard Register Co	613	471
SurModics Inc*	809	15,080
Symmetry Medical Inc*	2,200	20,482
TeleTech Holdings Inc*	1,900	31,369
TreeHouse Foods Inc*	2,461	127,849
TrueBlue Inc*	2,823	43,841
United Natural Foods Inc*	3,349	192,501
Universal Technical Institute Inc	1,300	15,613
Viad Corp	1,409	28,842
ViroPharma Inc*	5,643	150,104
WD-40 Co	1,126	54,960
West Pharmaceutical Services Inc	2,406	113,924
Wright Express Corp*	2,661	175,200
Total Consumer, Non-Cyclical		7,126,937

Energy (2.41%)
Basic Energy Services Inc*	1,681	18,659
Contango Oil & Gas Co*	893	49,588
Gulf Island Fabrication Inc	900	23,418
Gulfport Energy Corp*	2,681	70,510
Halcon Resources Corp*	2,374	18,232
Hornbeck Offshore Services Inc*	1,680	65,251
ION Geophysical Corp*	10,598	69,205
Lufkin Industries Inc	2,217	116,215
Matrix Service Co*	1,500	17,490
PDC Energy Inc*	1,627	45,279
Penn Virginia Corp	1,491	9,110
Petroquest Energy Inc*	4,015	25,576
Pioneer Energy Services Corp*	3,915	30,146
SEACOR Holdings Inc*	1,546	132,971
Stone Energy Corp*	3,374	79,390
Swift Energy Co*	2,894	56,404
TETRA Technologies Inc*	5,529	$35,441
Total Energy		862,885

Financial (18.81%)
Acadia Realty Trust	2,910	72,459
AMERISAFE Inc*	1,249	31,400
Bank Mutual Corp	3,500	15,260
Bank of the Ozarks Inc	1,654	53,093
BBCN Bancorp Inc*	2,741	34,317
BioMed Realty Trust Inc	9,097	168,567
Boston Private Financial Holdings Inc	5,516	52,347
Brookline Bancorp Inc	3,628	30,802
Calamos Asset Management Inc	1,436	15,983
Cedar Realty Trust Inc	2,600	14,274
Charles Schwab Corp	3,131	42,237
City Holding Co	946	32,278
Colonial Properties Trust	5,839	127,991
Columbia Banking System Inc	2,734	48,775
Community Bank System Inc	2,657	74,502
DiamondRock Hospitality Co	5,911	56,864
Dime Community Bancshares Inc	1,914	26,758
EastGroup Properties Inc	1,946	104,306
eHealth Inc*	1,639	27,109
Employers Holdings Inc	3,092	56,367
Entertainment Properties Trust	3,235	147,484
Extra Space Storage Inc	6,709	228,842
First BanCorp*	341	1,303
First Commonwealth Financial Corp	2,811	19,565
First Financial Bancorp	4,036	65,706
First Financial Bankshares Inc	2,100	73,038
First Midwest Bancorp Inc	5,380	63,538
FNB Corp	9,147	100,160
Forestar Group Inc*	2,556	36,781
Franklin Street Properties Corp	5,114	56,868
Getty Realty Corp	1,740	31,163
Glacier Bancorp Inc	5,190	79,978
Hanmi Financial Corp*	287	3,585
Healthcare Realty Trust Inc	5,250	127,365
Home BancShares Inc	1,581	49,817
Home Properties Inc	2,616	167,032
Horace Mann Educators Corp	2,400	42,168
Independent Bank Corp	1,385	40,387
Infinity Property & Casualty Corp	809	45,385
Inland Real Estate Corp	1,818	14,908
Interactive Brokers Group Inc	2,600	35,932
Investment Technology Group Inc*	2,751	23,301
Kilroy Realty Corp	4,162	196,488
Kite Realty Group Trust	4,572	23,500
LaSalle Hotel Properties	5,972	162,737
Lexington Realty Trust	9,737	91,333
LTC Properties Inc	2,154	72,676
Meadowbrook Insurance Group Inc	3,842	29,161
Medical Properties Trust Inc	7,736	79,758
Mid-America Apartment Communities Inc	2,577	175,236

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
National Financial Partners Corp*	3,143	$46,328
National Penn Bancshares Inc	4,248	37,807
National Retail Properties Inc	6,045	187,758
Navigators Group Inc*	800	38,848
NBT Bancorp Inc	2,269	47,717
Northwest Bancshares Inc	7,350	88,788
Old National Bancorp/IN	6,839	90,275
PacWest Bancorp	2,355	54,824
Parkway Properties Inc	1,585	18,402
Pennsylvania Real Estate Investment Trust	3,850	60,522
Pinnacle Financial Partners Inc*	2,104	40,271
Piper Jaffray Cos*	1,018	25,053
Portfolio Recovery Associates Inc*	1,234	123,832
Post Properties Inc	3,391	173,111
Presidential Life Corp	1,505	20,980
PrivateBancorp Inc	4,223	68,835
ProAssurance Corp	2,201	196,395
Prospect Capital Corp	7,016	80,193
Provident Financial Services Inc	3,500	54,040
PS Business Parks Inc	1,301	88,689
RLI Corp	1,092	69,189
S&T Bancorp Inc	1,500	26,025
Safety Insurance Group Inc	1,100	49,819
Saul Centers Inc	796	34,316
Selective Insurance Group Inc	3,893	69,801
Signature Bank*	2,822	182,386
Simmons First National Corp	1,247	29,030
Sovran Self Storage Inc	1,996	113,473
Sterling Bancorp/NY	2,227	22,114
Stewart Information Services Corp	928	18,347
Stifel Financial Corp*	3,669	119,903
Susquehanna Bancshares Inc	9,024	94,842
SWS Group Inc*	1,780	10,627
Tanger Factory Outlet Centers	5,630	188,887
Texas Capital Bancshares Inc*	2,500	115,050
Tompkins Financial Corp	440	17,090
Tower Group Inc	2,994	55,808
TrustCo Bank Corp NY	5,018	28,000
UMB Financial Corp	2,165	106,150
Umpqua Holdings Corp	8,270	104,533
United Bankshares Inc	2,770	67,394
United Community Banks Inc*	951	7,589
United Fire Group Inc	1,500	33,210
Universal Health Realty Income Trust	868	37,472
Urstadt Biddle Properties Inc	1,400	27,300
Wilshire Bancorp Inc*	4,087	25,585
Wintrust Financial Corp	2,389	89,372
World Acceptance Corp*	1,143	83,439
Total Financial		6,740,303

Industrial (16.61%)
AAON Inc	1,200	22,080
AAR Corp	2,578	38,361
Actuant Corp	4,944	139,025
Advanced Energy Industries Inc*	2,791	35,641
Aegion Corp*	2,572	50,205
Aerovironment Inc*	1,045	$24,934
Albany International Corp	1,699	35,883
AM Castle & Co*	759	9,890
American Science & Engineering Inc	603	35,860
Analogic Corp	900	62,559
AO Smith Corp	2,262	123,754
Apogee Enterprises Inc	1,775	28,045
Applied Industrial Technologies Inc	2,727	110,934
Arkansas Best Corp	1,834	16,836
Astec Industries Inc*	1,314	38,540
AZZ Inc	1,608	51,070
Badger Meter Inc	981	33,266
Barnes Group Inc	3,255	77,046
Bel Fuse Inc	579	11,279
Belden Inc	3,409	116,349
Benchmark Electronics Inc*	4,413	70,829
Brady Corp	3,802	106,760
Briggs & Stratton Corp	3,633	62,924
Bristow Group Inc	2,619	122,805
Calgon Carbon Corp*	4,071	55,569
Cascade Corp	600	29,442
Ceradyne Inc	1,721	40,874
Checkpoint Systems Inc*	2,878	22,995
CIRCOR International Inc	1,124	35,799
CLARCOR Inc	3,503	168,634
Cognex Corp	2,975	107,368
Comfort Systems USA Inc	2,300	23,736
CTS Corp	1,721	16,952
Cubic Corp	1,138	57,458
Curtiss-Wright Corp	3,343	100,491
Cymer Inc*	2,176	123,379
Daktronics Inc	1,886	18,030
Darling International Inc*	8,110	134,788
Drew Industries Inc*	1,200	34,764
Dycom Industries Inc*	2,323	33,730
Eagle Materials Inc	3,190	136,054
Electro Scientific Industries Inc	1,841	22,571
EMCOR Group Inc	4,813	132,983
Encore Wire Corp	1,100	31,152
EnPro Industries Inc*	1,486	55,784
ESCO Technologies Inc	1,736	61,506
Exponent Inc*	1,013	52,737
FARO Technologies Inc*	1,000	39,450
Federal Signal Corp*	4,325	25,820
FEI Co	2,783	149,475
Forward Air Corp	2,103	70,703
GenCorp Inc*	4,277	39,049
Gibraltar Industries Inc*	1,600	17,488
Griffon Corp	2,720	26,302
Headwaters Inc*	500	3,325
Heartland Express Inc	3,631	47,276
Hillenbrand Inc	4,521	81,921
Hub Group Inc*	2,500	75,250
II-VI Inc*	3,686	68,560
Intermec Inc*	3,246	19,216
Intevac Inc*	1,100	6,820
John Bean Technologies Corp	2,067	32,989
Kaman Corp	1,879	61,631
Kaydon Corp	2,247	49,973
Knight Transportation Inc	4,476	64,007
Koppers Holdings Inc	1,485	48,129
Lawson Products Inc	456	$3,648
Lindsay Corp	905	59,151
Littelfuse Inc	1,627	83,449
LoJack Corp*	1,100	2,761
LSB Industries Inc*	1,129	42,563
Lydall Inc*	745	9,558
Methode Electronics Inc	2,454	23,043
Moog Inc*	3,279	120,110
Movado Group Inc	1,100	38,676
Mueller Industries Inc	2,732	117,749
Myers Industries Inc	2,549	37,725
National Presto Industries Inc	327	23,779
NCI Building Systems Inc*	1,018	10,944
Newport Corp*	2,500	31,075
Old Dominion Freight Line Inc*	3,027	135,549
Olympic Steel Inc	500	7,880
Orbital Sciences Corp*	600	8,280
Orion Marine Group Inc*	1,870	14,249
OSI Systems Inc*	1,366	101,221
Park Electrochemical Corp	1,318	34,242
Plexus Corp*	2,500	74,725
Powell Industries Inc*	616	23,359
Pulse Electronics Corp	2,470	2,766
Quanex Building Products Corp	2,706	47,355
Robbins & Myers Inc	3,121	186,698
Rofin-Sinar Technologies Inc*	2,059	44,742
Rogers Corp*	1,150	45,759
RTI International Metals Inc*	2,177	47,219
Simpson Manufacturing Co Inc	2,893	73,569
Standex International Corp	901	40,221
Sturm Ruger & Co Inc	1,292	55,944
Teledyne Technologies Inc*	2,644	170,564
Tetra Tech Inc*	4,496	116,626
Texas Industries Inc	2,008	78,232
Tredegar Corp	1,471	23,801
TTM Technologies Inc*	3,120	33,072
Universal Forest Products Inc	1,181	45,386
Vicor Corp	1,051	6,327
Watts Water Technologies Inc	2,113	77,441
Total Industrial		5,948,513

Technology (9.34%)
Agilysys Inc*	1,491	12,360
ATMI Inc*	2,001	37,839
Avid Technology Inc*	2,399	22,095
Blackbaud Inc	3,212	78,309
Bottomline Technologies Inc*	2,200	49,368
Brooks Automation Inc	4,331	34,691
Cabot Microelectronics Corp	1,677	55,794
CACI International Inc*	2,194	117,138
Ceva Inc*	1,529	24,647
CIBER Inc*	5,122	17,773
Cirrus Logic Inc*	4,885	203,556
Cohu Inc	1,484	13,059
CommVault Systems Inc*	3,146	158,621
Computer Programs & Systems Inc	791	39,985
CSG Systems International Inc*	2,100	44,541
Digi International Inc*	1,689	17,447
Diodes Inc*	2,499	46,207

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
DSP Group Inc*	1,496	$8,572
Ebix Inc	2,652	63,621
EPIQ Systems Inc	2,381	27,905
Exar Corp*	2,852	21,704
Hittite Microwave Corp*	1,713	89,710
iGATE Corp*	2,019	32,526
Insight Enterprises Inc*	2,982	53,557
Interactive Intelligence Group Inc*	761	22,495
j2 Global Inc	3,311	97,575
JDA Software Group Inc*	3,042	93,694
Kopin Corp*	3,225	11,255
Kulicke & Soffa Industries Inc*	5,154	58,395
LivePerson Inc*	3,226	53,229
Manhattan Associates Inc*	1,548	78,298
Mercury Computer Systems Inc*	2,030	19,813
Micrel Inc	3,300	32,802
Microsemi Corp*	6,189	123,223
MicroStrategy Inc*	592	74,302
MKS Instruments Inc	3,734	101,229
Monolithic Power Systems Inc*	2,491	53,706
Monotype Imaging Holdings Inc*	2,045	30,859
MTS Systems Corp	1,024	52,029
Nanometrics Inc*	1,246	18,977
NCI Inc*	409	2,990
Netscout Systems Inc*	2,530	60,088
Omnicell Inc*	2,000	28,720
Pericom Semiconductor Corp*	1,192	9,572
Power Integrations Inc	1,900	65,816
Progress Software Corp*	4,514	86,804
Quality Systems Inc	2,760	48,769
Radisys Corp*	829	3,026
Rudolph Technologies Inc*	2,269	21,192
Sigma Designs Inc*	1,600	10,992
Smith Micro Software Inc*	1,902	3,195
Stratasys Inc*	1,522	98,413
Super Micro Computer Inc*	1,744	21,504
Supertex Inc*	890	15,388
Sykes Enterprises Inc*	2,956	39,876
Synaptics Inc*	2,272	69,114
Synchronoss Technologies Inc*	1,600	36,816
SYNNEX Corp*	1,729	$59,702
Take-Two Interactive Software Inc*	6,173	63,273
Tessera Technologies Inc	3,684	56,255
THQ Inc*	408	1,958
TriQuint Semiconductor Inc*	11,743	65,291
Tyler Technologies Inc*	2,000	80,520
Ultratech Inc*	1,810	59,694
Veeco Instruments Inc*	2,931	100,533
Volterra Semiconductor Corp*	1,868	44,514
Total Technology		3,346,921

Utilities (4.01%)
ALLETE Inc	2,248	93,427
American States Water Co	1,344	58,572
Avista Corp	4,134	105,004
CH Energy Group Inc	1,008	65,681
El Paso Electric Co	2,842	94,042
Laclede Group Inc	1,463	61,812
New Jersey Resources Corp	2,989	133,937
Northwest Natural Gas Co	1,924	94,603
NorthWestern Corp	2,615	95,709
Piedmont Natural Gas Co Inc	5,013	156,556
South Jersey Industries Inc	2,157	109,187
Southwest Gas Corp	3,304	141,246
UIL Holdings Corp	3,440	121,019
UNS Energy Corp	2,642	105,839
Total Utilities		1,436,634

Total Common Stock (Cost $27,845,681)		33,901,539

Rights/Warrants (0.00%)
Vector Capital*	1,814	—
Total Rights/Warrants (Cost $0)		—

Short-Term Investments (3.35%)

United States Treasury Bills (3.35%)	Par Value
United States T-Bill 10/18/2012, DN	$1,000,000	999,890
United States T-Bill 12/06/2012, DN (b)	200,000	199,952
Total United States Treasury Bills		1,199,842

Total Short-Term Investments (Cost $1,199,817)		1,199,842

Total Investments (Cost $29,045,498) (a) (97.97%)		$35,101,381
Other Net Assets (2.03%)		729,024
Net Assets (100.00%)		$35,830,405

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $29,045,498. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$10,667,076
Unrealized depreciation	(4,611,193)
Net unrealized appreciation	$6,055,883

(b) At August 31, 2012, certain United States Treasury Bills with a market value of $199,952 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2012: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
23 / Sept 2012 / Long	$52,713

See accompanying notes to financial statements

Shelton Core Value Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (96.47%)

Basic Materials (3.30%)
Chemicals (3.30%)
EI du Pont de Nemours & Co	8,550	$425,363
PPG Industries Inc	24,300	2,673,486
Praxair Inc	15,167	1,600,119
Sensient Technologies Corp	17,000	609,450
Total Basic Materials		5,308,418

Communications (5.85%)
Media (1.55%)
Walt Disney Co	50,535	2,499,966

Telecommunications (4.30%)
AT&T Inc	86,469	3,168,224
Rogers Communications Inc	20,140	813,455
Verizon Communications Inc	68,242	2,930,311
		6,911,990

Total Communications		9,411,956

Consumer, Cyclical (9.36%)
Auto Manufacturers (0.92%)
Ford Motor Co	158,000	1,475,720

Retail (8.44%)
CVS Caremark Corp	35,300	1,607,915
Home Depot Inc	61,150	3,470,263
McDonald's Corp	25,868	2,314,927
Ross Stores Inc	24,384	1,687,129
Starbucks Corp	34,400	1,706,584
Target Corp	43,339	2,777,597
		13,564,415

Total Consumer, Cyclical		15,040,135

Consumer, Non-Cyclical (23.90%)
Agriculture (4.26%)
Altria Group Inc	52,900	1,796,484
Philip Morris International Inc	38,175	3,409,028
Reynolds American Inc	35,584	1,640,422
		6,845,934

Beverages (1.51%)
PepsiCo Inc	33,600	2,433,648

Biotechnology (1.93%)
Celgene Corp*	27,935	2,012,437
Gilead Sciences Inc*	19,000	1,096,110
		3,108,547

Commercial Services (1.35%)
Lender Processing Services Inc	17,011	477,499
Moody's Corp	13,992	554,083
Paychex Inc	34,000	1,130,840
		2,162,422

Cosmetics / Personal Care (2.66%)
Colgate-Palmolive Co	10,200	1,084,362
Procter & Gamble Co	47,580	3,196,900
		4,281,262

Food (1.42%)
ConAgra Foods Inc	42,450	$1,065,920
HJ Heinz Co	21,900	1,220,268
		2,286,188

Healthcare - Products (3.52%)
Baxter International Inc	45,886	2,692,590
Johnson & Johnson	43,800	2,953,434
		5,646,024

Healthcare - Services (2.76%)
Aetna Inc	20,984	805,995
HealthSouth Corp*	74,000	1,694,600
WellPoint Inc	32,300	1,933,801
		4,434,396

Household Products / Wares (0.87%)
Kimberly-Clark Corp	16,800	1,404,480

Pharmaceuticals (3.62%)
Abbott Laboratories	41,610	2,727,119
AmerisourceBergen Corp	45,612	1,756,974
Merck & Co Inc	30,900	1,330,245
		5,814,338

Total Consumer, Non-Cyclical		38,417,239

Energy (14.93%)
Oil & Gas (12.51%)
Anadarko Petroleum Corp	21,340	1,478,222
Apache Corp	25,626	2,197,430
BP PLC	51,700	2,174,502
Chevron Corp	56,524	6,339,729
ConocoPhillips	19,648	1,115,810
Devon Energy Corp	15,952	922,504
Exxon Mobil Corp	46,936	4,097,512
Royal Dutch Shell PLC	25,500	1,784,235
		20,109,944

Oil & Gas Services (2.10%)
Baker Hughes Inc	27,455	1,251,948
Schlumberger Ltd	25,500	1,845,690
Weatherford International Ltd*	24,200	284,592
		3,382,230

Pipelines (0.32%)
Spectra Energy Corp	18,000	508,680

Total Energy		24,000,854

Financial (13.53%)
Banks (8.36%)
Bank of America Corp	40,000	319,600
Bank of New York Mellon Corp	21,450	483,483
Goldman Sachs Group Inc	27,750	2,933,730
JPMorgan Chase & Co	110,198	4,092,753
State Street Corp	14,400	599,040
US Bancorp	60,600	2,024,646
Wells Fargo & Co	87,889	2,990,863
		13,444,115

Diversified Financial Services (2.09%)
BlackRock Inc	9,000	$1,587,330
Charles Schwab Corp	4,000	53,960
Morgan Stanley	70,450	1,056,750
NYSE Euronext	26,450	662,573
		3,360,613

Insurance (2.75%)
Arthur J Gallagher & Co	32,400	1,157,328
Aspen Insurance Holdings Ltd	26,315	765,240
Marsh & McLennan Cos Inc	13,600	464,712
Principal Financial Group Inc	28,150	772,436
StanCorp Financial Group Inc	11,150	348,103
Travelers Cos Inc	14,000	906,360
		4,414,179

Savings and Loans (0.33%)
New York Community Bancorp Inc	40,000	530,400

Total Financial		21,749,307

Industrial (10.09%)
Aerospace/Defense (2.81%)
Boeing Co	17,000	1,213,800
Northrop Grumman Corp	8,600	575,254
Rockwell Collins Inc	12,400	605,988
United Technologies Corp	26,500	2,116,025
		4,511,067

Electronics (0.47%)
Agilent Technologies Inc	9,870	366,769
TE Connectivity Ltd	10,950	385,112
		751,881

Machinery - Construction & Mining (1.50%)
Caterpillar Inc	28,342	2,418,423

Miscellaneous Manufacturing (3.24%)
3M Co	23,812	2,204,991
Barnes Group Inc	19,140	453,044
Danaher Corp	38,300	2,051,731
Tyco International Ltd	8,835	498,117
		5,207,883

Transportation (2.07)%
FedEx Corp	4,830	423,253
Tidewater Inc	8,980	425,921
Union Pacific Corp	5,475	664,884
United Parcel Service Inc	19,260	1,421,581
Seaspan Corp	25,000	396,750
		3,332,389

Total Industrial		16,221,643

Technology (9.52%)
Computers (2.02%)
Diebold Inc	11,000	358,380
EMC Corp/MA*	29,720	781,339
Hewlett-Packard Co	11,350	191,588
International Business Machines Corp	9,860	1,921,221
		3,252,528

See accompanying notes to financial statements

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Semiconductors (4.75%)
Analog Devices Inc	14,040	$557,950
Intel Corp	122,563	3,043,239
KLA-Tencor Corp	10,440	535,676
Linear Technology Corp	26,180	864,595
Maxim Integrated Products Inc	2,040	55,366
QUALCOMM Inc	26,775	1,645,592
Taiwan Semiconductor Manufacturing Co Ltd	30,000	441,000
Texas Instruments Inc	16,500	479,160
		7,622,578

Software (2.75%)
Microsoft Corp	77,733	2,395,731
Oracle Corp	64,130	2,029,715
		4,425,446

Total Technology		15,300,552

Utilities (5.99%)
Electric (5.11%)
Ameren Corp	12,900	422,088
Consolidated Edison Inc	31,700	1,921,654
DTE Energy Co	7,000	408,800
Duke Energy Corp	26,999	1,748,995
Entergy Corp	11,946	813,284
Exelon Corp	18,746	683,667
FirstEnergy Corp	8,574	374,684
NextEra Energy Inc	11,200	$753,872
Pinnacle West Capital Corp	11,000	565,070
Southern Co	11,500	521,295
		8,213,409

Gas (0.88%)
AGL Resources Inc	5,867	232,627
NiSource Inc	27,000	657,180
Sempra Energy	8,050	532,910
		1,422,717

Total Utilities		9,636,126

Total Common Stock (Cost $112,889,850)		155,086,230

Short-Term Investments (3.17%)

United States Treasury Bills (3.17%)	Par Value
United States T-Bill 10/18/2012, DN	$5,000,000	4,999,452
United States T-Bill 12/06/2012, DN (b)	100,000	99,976
Total United States Treasury Bills		5,099,428

Total Short-Term Investments (Cost $5,099,415)		5,099,428

Total Investments (Cost $117,989,265) (a) (99.64%)		$160,185,658
Other Net Assets (0.36%)		573,898
Net Assets (100.00%)		$160,759,556

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $118,295,177. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$46,563,994
Unrealized depreciation	(4,673,513)
Net unrealized appreciation	$41,890,481

European Growth & Income Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (97.88%)

Basic Materials (8.48%)
Chemicals (2.35%)
BASF SE	3,488	$270,215
		270,215

Iron / Steel (0.49%)
ArcelorMittal	3,700	54,390
APERAM	185	2,432
		56,822

Mining (5.64%)
Anglo American PLC	11,403	157,932
BHP Billiton Ltd	4,500	296,100
Rio Tinto PLC	4,400	192,852
		646,884

Total Basic Materials		973,921

Communications (11.44%)
Telecommunications (11.44%)
Deutsche Telekom AG	11,525	137,609
France Telecom SA	7,700	107,030
Nokia OYJ	15,928	44,917
Telefonaktiebolaget LM Ericsson	12,888	119,858
Telefonica SA	18,495	232,297
Vodafone Group PLC	23,233	671,898
Total Communications		1,313,609

Consumer, Cyclical (1.63%)
Auto Manufacturers (1.63%)
Daimler AG	3,835	$187,608
Total Consumer, Cyclical		187,608

Consumer, Non-Cyclical (31.61%)
Agriculture (3.74%)
British American Tobacco PLC	4,100	429,434

Beverages (6.05%)
Anheuser-Busch InBev NV	4,700	395,646
Diageo PLC	2,735	298,717
		694,363

Food (8.71%)
Nestle SA	12,412	773,392
Unilever NV	6,508	226,348
		999,740

Pharmaceuticals (13.11%)
Bayer AG	1,515	117,185
Novartis AG	10,757	634,771
Roche Holding AG	9,632	438,256
Sanofi	7,700	315,315
		1,505,527

Total Consumer, Non-Cyclical		3,629,064

Energy (15.57%)
Oil & Gas (15.57%)
BP PLC	12,876	$541,565
Eni SpA	7,482	330,031
Royal Dutch Shell PLC	7,220	505,183
Total SA	8,258	411,744
Total Energy		1,788,523

Financial (16.66%)
Banks (13.38%)
Banco Bilbao Vizcaya Argentaria SA	14,915	112,310
Banco Santander SA	36,958	260,184
Barclays PLC	8,751	101,774
BNP Paribas SA	5,452	117,763
Deutsche Bank AG	5,544	196,479
HSBC Holdings PLC	11,565	504,581
Intesa Sanpaolo SpA	5,800	54,346
Societe Generale SA*	10,900	57,334
UBS AG	11,792	131,481
		1,536,252

Diversified Financial Services (0.68%)
Credit Suisse Group AG	4,053	78,061

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Insurance (2.60%)
Allianz SE	18,157	$197,730
AXA SA	6,984	100,570
		298,300

Total Financial		1,912,613

Industrial (8.21%)
Building Materials (0.61%)
CRH PLC	4,000	70,280

Electronics (0.83%)
Koninklijke Philips Electronics NV	4,184	95,688

Miscellaneous Manufacturing (6.77%)
Siemens AG	8,235	776,395

Total Industrial		942,363

Technology (2.10%)
Software (2.10%)
SAP AG	3,667	$240,775
Total Technology		240,775

Utilities (2.18%)
Electric (1.38%)
E.ON AG	6,935	158,534

Gas (0.80%)
GDF Suez	3,758	91,921

Total Utilities		250,455

Total Common Stock (Cost $12,709,053)		11,238,931

Total Investments (Cost $12,709,053) (a) (97.88%)		$11,238,931
Other Net Assets (2.12%)		243,414
Net Assets (100.00%)		$11,482,345

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $12,710,471. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,049,777
Unrealized depreciation	(3,521,317)
Net unrealized depreciation	$(1,471,540)

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2012

Company	Shares	Value (Note 1)
Common Stock (86.49%)

Basic Materials (0.49%)
Chemicals (0.28%)
Sigma-Aldrich Corp	1,793	$127,357

Mining (0.21%)
Randgold Resources Ltd	940	96,792

Total Basic Materials		224,149

Communications (22.09%)
Internet (12.49%)
Amazon.com Inc*	4,884	1,212,355
Baidu Inc*	3,619	403,301
eBay Inc*	16,672	791,420
Expedia Inc	1,221	62,711
F5 Networks Inc*	1,312	127,907
Google Inc*	2,869	1,965,522
Liberty Interactive Corp*	8,510	155,222
Liberty Ventures*	1	28
Netflix Inc*	1,097	65,513
priceline.com Inc*	659	398,412
Symantec Corp*	10,150	180,975
VeriSign Inc*	2,065	98,459
Yahoo! Inc*	16,632	243,659
		5,705,484

Media (5.35%)
Comcast Corp	28,553	957,382
DIRECTV*	9,490	494,334
News Corp	21,261	497,295
Sirius XM Radio Inc*	55,490	140,390
Viacom Inc	7,025	351,320
		2,440,721

Telecommunications (4.25%)
Cisco Systems Inc	75,397	$1,438,575
Virgin Media Inc	4,201	115,822
Vodafone Group PLC	13,439	388,656
		1,943,053

Total Communications		10,089,258

Consumer, Cyclical (6.08%)
Auto Manufacturers (0.43%)
PACCAR Inc	4,968	198,273

Distribution / Wholesale (0.60%)
Fastenal Co	4,164	179,427
Fossil Inc*	1,100	93,445
		272,872

Lodging (0.33%)
Wynn Resorts Ltd	1,447	149,287

Retail (4.35%)
Bed Bath & Beyond Inc*	3,216	216,019
Costco Wholesale Corp	5,658	553,748
Dollar Tree Inc*	3,314	159,635
O'Reilly Automotive Inc*	1,809	153,675
Ross Stores Inc	3,129	216,496
Sears Holdings Corp*	1,861	98,168
Staples Inc	11,463	125,176
Starbucks Corp	9,393	465,987
		1,988,904

Toys / Games / Hobbies (0.37%)
Mattel Inc	4,828	169,656

Total Consumer, Cyclical		2,778,992

Consumer, Non-Cyclical (13.93%)
Beverages (0.52%)
Green Mountain Coffee Roasters Inc*	2,984	$72,541
Monster Beverage Corp*	2,795	164,709
		237,250

Biotechnology (6.36%)
Alexion Pharmaceuticals Inc*	2,603	279,068
Amgen Inc	10,559	886,111
Biogen Idec Inc*	3,467	508,228
Celgene Corp*	5,814	418,841
Gilead Sciences Inc*	9,095	524,691
Life Technologies Corp*	2,659	126,861
Vertex Pharmaceuticals Inc*	3,012	160,630
		2,904,430

Commercial Services (1.38%)
Apollo Group Inc*	2,431	65,272
Automatic Data Processing Inc	6,489	376,881
Paychex Inc	5,663	188,351
		630,504

Food (2.81%)
Kraft Foods Inc	25,099	1,042,361
Whole Foods Market Inc	2,512	243,036
		1,285,397

Healthcare - Products (0.89%)
DENTSPLY International Inc	2,302	83,494
Henry Schein Inc*	1,382	106,151
Intuitive Surgical Inc*	443	217,863
		407,508

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments − (Continued)	8/31/2012

Company	Shares	Value (Note 1)
Pharmaceuticals (1.97%)
Express Scripts Holding Co*	8,265	$517,554
Mylan Inc*	6,834	161,077
Perrigo Co	1,488	163,635
Warner Chilcott PLC	4,264	58,076
		900,342

Total Consumer, Non-Cyclical		6,365,431

Industrial (1.23%)
Electronics (0.46%)
Flextronics International Ltd*	12,506	84,165
Garmin Ltd	3,088	124,601
		208,766

Environmental Control (0.28%)
Stericycle Inc*	1,412	129,226

Transportation (0.49%)
CH Robinson Worldwide Inc	1,920	108,691
Expeditors International of Washington Inc	3,183	116,530
		225,221

Total Industrial		563,213

Technology (42.67%)
Computers (16.26%)
Apple Inc	9,390	6,246,602
Cognizant Technology Solutions Corp*	4,128	265,348
Dell Inc*	26,121	276,621
Infosys Ltd	1,553	66,049
NetApp Inc*	5,143	177,536
Research In Motion Ltd*	10,116	67,676
SanDisk Corp*	3,875	159,728
Seagate Technology PLC	5,333	170,709
		7,430,269

Semiconductors (11.47%)
Altera Corp	4,597	171,606
Applied Materials Inc	19,554	228,586
Avago Technologies Ltd	3,964	144,963
Broadcom Corp	6,813	242,066
Intel Corp	70,618	1,753,444
KLA-Tencor Corp	2,715	139,307
Lam Research Corp*	2,274	77,612
Linear Technology Corp	3,482	114,993
Marvell Technology Group Ltd	9,959	101,383
Maxim Integrated Products Inc	4,361	118,358
Microchip Technology Inc	2,989	103,868
Micron Technology Inc*	17,067	105,986
NVIDIA Corp*	10,047	$140,959
QUALCOMM Inc	19,280	1,184,949
Texas Instruments Inc	16,587	481,686
Xilinx Inc	3,891	131,944
		5,241,710

Software (14.94%)
Activision Blizzard Inc	15,624	183,738
Adobe Systems Inc*	6,817	213,168
Akamai Technologies Inc*	3,049	114,368
Autodesk Inc*	3,772	117,121
BMC Software Inc*	2,732	113,105
CA Inc	6,682	173,932
Cerner Corp*	2,415	176,633
Check Point Software Technologies Ltd*	2,491	114,810
Citrix Systems Inc*	2,517	195,546
Electronic Arts Inc*	5,990	79,847
Fiserv Inc*	1,989	141,836
Intuit Inc	4,026	235,682
Microsoft Corp	97,547	3,006,398
Nuance Communications Inc*	5,128	122,303
Oracle Corp	58,081	1,838,263
		6,826,750

Total Technology		19,498,729

Total Common Stock (Cost $28,351,991)		39,519,772

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	50	88
Total Preferred Stock (Cost $57)		88

Rights/Warrants (0.00%)
Liberty Ventures*	114	—
Total Rights/Warrants (Cost $0)		—

Short-Term Investments (11.38%)

United States Treasury Bills (11.38%)	Par Value
United States T-Bill 10/18/2012, DN	$5,000,000	4,999,452
United States T-Bill 12/06/2012, DN (b)	200,000	199,952
Total United States Treasury Bills		5,199,404

Total Short-Term Investments (Cost $5,199,378)		5,199,404

Total Investments (Cost $33,551,426) (a) (97.87%)		$44,719,264
Other Net Assets (2.13%)		973,853
Net Assets (100.00%)		$45,693,117

*	Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $33,552,661. At August 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12,395,599
Unrealized depreciation	(1,228,996)
Net unrealized appreciation	$11,166,603

(b) At August 31, 2012, certain United States Treasury Bills with a market value of $199,952 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2012: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
110 / Sept 2012 / Long	$44,670

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2012

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$98,236,231	$11,145,241	$32,713,650	$33,513,260	$10,931,734	$77,190,701
Market value of investments (Note 1)	104,574,199	11,432,619	32,713,650	36,152,014	10,979,131	77,190,701
Cash	88,579	61,587	69,319	134,812	91,842	71,414
Interest receivable	1,274,859	105,820	9,839	252,301	30,729	—
Receivable for fund shares sold	12,251	—	501,358	9,623	1,587	39,248
Receivable from investment advisor	—	—	2,892	—	—	6,142
Total assets	$105,949,888	$11,600,026	$33,297,058	$36,548,750	$11,103,289	$77,307,505

Liabilities
Payable for investments purchased	—	—	—	—	—	—
Payable for fund shares repurchased	7,942	135	40,973	16,782	11,336	156,006
Payable to investment advisor	44,369	3,932	—	15,089	1,860	—
Distributions payable	76,659	5,539	—	1,161	41	—
Accrued 12b-1 fees	—	—	—	2,072	485	49
Accrued shareholder service fees	—	—	—	2,001	494	77
Accrued administration fees	8,322	936	2,721	2,897	889	6,175
Accrued legal and compliance fees	1,965	212	571	186	236	1,017
Accrued trustees fees	288	285	283	284	280	292
Accrued expenses	23,884	6,379	8,541	16,264	6,783	19,081
Total liabilities	$163,429	$17,418	$53,089	$56,736	$22,404	$182,697

Net assets	$105,786,459	$11,582,608	$33,243,969	$36,492,014	$11,080,885	$77,124,808

Net assets at August 31, 2012 consist of
Paid-in capital	99,367,375	11,379,215	33,243,969	34,729,001	11,029,090	77,124,839
Undistributed net investment income	208,045	1,945	—	30,256	1,037	—
Accumulated net realized gains (losses)	(126,929)	(85,930)	—	(905,997)	3,361	(31)
Unrealized appreciation (depreciation) of investments	6,337,968	287,378	—	2,638,754	47,397	—
Total net assets	$105,786,459	$11,582,608	$33,243,969	$36,492,014	$11,080,885	$77,124,808

Net assets
Direct Shares	$105,786,459	$11,582,608	$33,243,969	$26,926,807	$9,021,011	$74,616,573
A Shares	$—	$—	$—	$1,363,122	$—	$—
K Shares	$—	$—	$—	$8,202,085	$2,059,874	$2,508,235

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,897,117	1,101,928	33,290,595	2,463,991	882,108	74,618,722
A Shares (no par value, unlimited shares authorized)	—	—	—	124,563	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	748,682	200,965	2,506,533

Net asset value per share
Direct Shares	$11.89	$10.51	$1.00	$10.93	$10.23	$1.00
A Shares	$—	$—	$—	$10.94	$—	$—
K Shares	$—	$—	$—	$10.96	$10.25	$1.00

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2012 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$59,916,561	$93,236,070	$29,045,498	$117,989,265	$12,709,053	$33,551,426
Market value of investments (Note 1)	92,816,373	129,539,115	35,101,381	160,185,658	11,238,931	44,719,264
Cash	427,244	283,795	724,069	247,147	226,897	851,783
Dividend receivable	226,548	153,506	22,852	532,131	30,637	66,455
Receivable for fund shares sold	14,067	14,557	7,763	36,527	2,723	49,105
Variation margin receivable	4,400	8,640	12,420	—	—	38,433
Total assets	$93,488,632	$129,999,613	$35,868,485	$161,001,463	$11,499,188	$45,725,040

Liabilities
Payable for fund shares repurchased	2,516	26,823	427	83,055	150	3,271
Payable to investment advisor	12,780	41,585	13,369	68,234	5,547	9,200
Accrued 12b-1 fees	1,801	1,444	2,075	4,557	1,135	2,013
Accrued shareholder service fees	3,156	1,545	2,311	2,610	1,409	3,724
Accrued administration fees	7,364	10,180	2,787	12,734	896	3,486
Accrued legal and compliance fees	1,528	2,221	584	776	199	536
Accrued trustees fees	287	288	288	285	291	293
Accrued expenses and other liabilities	23,706	20,585	16,239	69,656	7,216	9,400
Total liabilities	$53,138	$104,671	$38,080	$241,907	$16,843	$31,923

Net assets	$93,435,494	$129,894,942	$35,830,405	$160,759,556	$11,482,345	$45,693,117

Net assets at August 31, 2012 consist of
Paid-in capital	61,223,156	85,932,668	29,850,455	141,303,343	13,391,456	39,430,776
Undistributed net investment income	320,140	177,106	—	556,249	7,758	73,840
Accumulated net realized gain (loss)	(1,037,559)	7,428,283	(128,647)	(23,296,429)	(446,747)	(5,024,007)
Unrealized appreciation (depreciation) of investments	32,899,812	36,303,045	6,055,884	42,196,393	(1,470,122)	11,167,838
Unrealized appreciation of futures contracts	29,945	53,840	52,713	—	—	44,670
Total net assets	$93,435,494	$129,894,942	$35,830,405	$160,759,556	$11,482,345	$45,693,117

Net assets
Direct Shares	$85,269,388	$123,477,602	$26,325,437	$140,741,119	$6,313,660	$36,220,483
A Shares	$—	$—	$—	$13,378,768	$—	$—
K Shares	$8,166,106	$6,417,340	$9,504,968	$6,639,669	$5,168,685	$9,472,634

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,962,997	5,343,566	1,675,248	7,762,172	853,042	5,147,253
A Shares (no par value, unlimited shares authorized)	—	—	—	738,336	—	—
K Shares (no par value, unlimited shares authorized)	283,241	279,039	612,617	368,777	697,188	1,382,001

Net asset value per share
Direct Shares	$28.78	$23.11	$15.71	$18.13	$7.40	$7.04
A Shares	$—	$—	$—	$18.12	$—	$—
K Shares	$28.83	$23.00	$15.52	$18.00	$7.41	$6.85

See accompanying notes to financial statements

Statements of Operations August 31, 2012

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$4,279,192	$362,351	$47,947	$966,540	$142,182	$37,073

Expenses
Management fees (Note 2)	506,187	60,398	190,645	189,872	66,055	347,008
Administration fees (Note 2)	95,161	11,338	35,877	35,644	12,403	65,080
Transfer agent fees	31,980	14,963	19,895	38,750	17,738	40,660
Accounting services	43,765	13,049	19,401	24,027	14,486	32,661
Custodian fees	7,536	1,420	4,052	3,890	1,588	5,976
Legal, audit, and compliance fees (Note 2)	35,283	8,960	18,070	17,777	9,478	27,045
Trustees fees	2,996	3,265	3,262	3,263	3,259	3,271
Insurance	3,150	389	1,588	1,207	470	2,171
Printing	3,499	907	4,097	4,192	1,789	7,089
Registration and dues	4,052	1,629	2,714	13,651	2,478	9,744
12b-1 fees (Note 2)	—	—	—	25,547	7,040	—
Shareholder service fees (Note 2)	—	—	—	22,338	7,040	—
Total expenses	733,609	116,318	299,601	380,158	143,824	540,705
Less reimbursement from manager (Note 2)	—	(34,173)	(251,654)	(51,670)	(51,793)	(503,632)
Net expenses	733,609	82,145	47,947	328,488	92,031	37,073
Net investment income	3,545,583	280,206	—	638,052	50,151	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	19,415	(24,356)	—	3,810	13,221	(31)
Change in unrealized appreciation (depreciation) of investments	4,370,486	34,599	—	449,414	(106,356)	—
Net realized and unrealized gain (loss) of investments	4,389,901	10,243	—	453,224	(93,135)	(31)
Net increase (decrease) in net assets resulting from operations	$7,935,484	$290,449	$—	$1,091,276	$(42,984)	$(31)

See accompanying notes to financial statements

Statements of Operations August 31, 2012 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$132	$125	$208	$68	$—	$110
Dividend income (net of foreign tax witheld: $86; $0; $0; $20,440; $81,700; $1,308 respectively)	1,989,352	1,762,758	464,859	4,238,236	452,631	367,530
Total	1,989,484	1,762,883	465,067	4,238,304	452,631	367,640

Expenses
Management fees (Note 2)	221,950	512,466	170,409	777,752	95,318	162,194
Administration fees (Note 2)	83,307	120,227	31,981	145,952	10,524	30,427
Transfer agent fees	32,853	32,718	27,140	230,238	20,812	30,103
Accounting services	60,393	68,282	44,973	61,396	14,031	22,416
Custodian fees	9,208	13,428	3,331	11,312	1,336	3,857
Legal, audit, and compliance fees (Note 2)	33,311	46,202	15,925	52,013	8,672	14,436
Trustees fees	3,266	3,267	3,267	3,022	3,270	3,272
Insurance	2,557	3,886	984	4,635	371	791
Printing	8,052	8,238	4,205	41,932	2,850	4,731
Registration and dues	12,158	14,025	6,474	35,815	3,334	7,909
12b-1 fees (Note 2)	21,894	18,538	24,873	54,151	13,707	21,517
Shareholder service fees (Note 2)	21,894	18,538	24,873	21,782	13,707	21,517
Licensing fee	9,977	13,681	3,371	—	—	5,304
Total expenses	520,820	873,496	361,806	1,440,000	187,932	328,474
Less reimbursement from manager (Note 2)	(157,408)	(94,461)	(60,960)	—	(48,355)	(126,483)
Net expenses	363,412	779,035	300,846	1,440,000	139,577	201,991
Net investment income	1,626,072	983,848	164,221	2,798,304	313,054	165,649

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(87,226)	8,619,284	(165,516)	(352,197)	21	2,420,706
Net realized gain (loss) from futures contracts	203,100	185,616	45,165	—	—	273,794
Change in unrealized appreciation (depreciation) of investments	12,757,819	4,969,845	5,261,254	18,101,367	(328,684)	4,089,905
Change in unrealized appreciation (depreciation) of futures contracts	34,855	16,792	91,428	—	—	51,337
Net realized and unrealized gain (loss) on investments	12,908,548	13,791,537	5,232,331	17,749,170	(328,663)	6,835,742
Net increase (decrease) in net assets resulting from operations	$14,534,620	$14,775,385	$5,396,552	$20,547,474	$(15,609)	$7,001,391

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2012

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011
Operations
Net investment income	$3,545,583	$4,014,411	$280,206	$357,084	$—	$—
Net realized gain (loss) on investments	19,415	(178,681)	(24,356)	(53,398)	—	—
Change in unrealized appreciation (depreciation) of investments	4,370,486	(2,588,158)	34,599	(240,103)	—	—
Net increase (decrease) in net assets resulting from operations	7,935,484	1,247,572	290,449	63,583	—	—

Distributions to shareholders
Distributions from net investment income	(3,524,672)	(4,027,853)	(279,296)	(357,125)	—	—
Distributions from realized capital gains on investments	—	(458,638)	(117)	(34,726)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,152,501	(9,324,045)	(766,693)	(1,170,532)	(11,229,281)	(2,870,263)
Total increase (decrease)	6,563,313	(12,562,964)	(755,657)	(1,498,800)	(11,229,281)	(2,870,263)

Net assets
Beginning of year	99,223,146	111,786,110	12,338,265	13,837,065	44,473,250	47,343,513
End of year	$105,786,459	$99,223,146	$11,582,608	$12,338,265	$33,243,969	$44,473,250
Including undistributed net investment income of:	$208,045	$153,400	$1,945	$1,035	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011
Operations
Net investment income	$638,052	$747,154	$50,151	$92,924	$—	$—
Net realized gain (loss) on investments	3,810	1,808	13,221	27,119	(31)	410
Change in unrealized appreciation (depreciation) of investments	449,414	336,362	(106,356)	(89,681)	—	—
Net increase (decrease) in net assets resulting from operations	1,091,276	1,085,324	(42,984)	30,362	(31)	410

Distributions to shareholders
Distributions from net investment income
Direct shares	(498,888)	(608,596)	(49,110)	(86,663)	—	—
A shares	(17,153)	(20,836)	—	—	—	—
B shares	(1,843)	(2,582)	—	—	—	—
K shares	(111,669)	(130,917)	(491)	(6,727)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(21,824)	(63,333)	—	(756)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(6,501)	(16,594)	—	(39)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,170,632)	(4,865,084)	(3,541,538)	(918,970)	12,018,641	(5,733,433)
Total increase (decrease)	(1,708,909)	(4,542,691)	(3,662,448)	(1,061,925)	12,018,610	(5,733,818)

Net assets
Beginning of year	38,200,923	42,743,614	14,743,333	15,805,258	65,106,198	70,840,016
End of year	$36,492,014	$38,200,923	$11,080,885	$14,743,333	$77,124,808	$65,106,198
Including undistributed net investment income of:	$30,256	$15,344	$1,037	$209	$—	$—

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2012 (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011
Operations
Net investment income	$1,626,072	$1,427,251	$983,848	$966,858	$164,221	$114,407
Net realized gain (loss) on investments	(87,226)	357,848	8,619,284	6,607,526	(165,516)	2,941,208
Net realized gain (loss) on futures contracts	203,100	72,645	185,616	749,035	45,165	786,205
Change in unrealized appreciation (depreciation) of investments	12,757,819	11,549,885	4,969,845	16,838,845	5,261,254	2,503,423
Change in unrealized appreciation (depreciation) of futures contracts	34,855	5,015	16,792	39,466	91,428	182,590
Net increase (decrease) in net assets resulting from operations	14,534,620	13,412,644	14,775,385	25,201,730	5,396,552	6,527,833

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,439,697)	(1,323,053)	(844,222)	(895,622)	(132,609)	(95,211)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	(114,178)	(118,837)	(13,648)	(25,717)	(4,038)	(19,196)
Distributions from realized capital gains on investments
Direct shares	—	—	(5,155,034)	—	(1,776,289)	(22,151)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(338,641)	—	(785,677)	(6,805)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,010,827)	(1,663,392)	(6,430,819)	(6,979,871)	942,776	(394,056)
Total increase (decrease)	9,969,918	10,307,362	1,993,021	17,300,520	3,640,715	5,990,414

Net assets
Beginning of year	83,465,576	73,158,214	127,901,921	110,601,401	32,189,690	26,199,276
End of year	$93,435,494	$83,465,576	$129,894,942	$127,901,921	$35,830,405	$32,189,690
Including undistributed net investment income of:	$320,140	$247,943	$177,106	$51,128	$—	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011
Operations
Net investment income	$2,798,304	$2,543,505	$313,054	$296,451	$165,649	$89,580
Net realized gain (loss) on investments	(352,197)	(6,980,441)	21	(48,082)	2,420,706	1,332,592
Net realized gain (loss) on futures contracts	—	(100,390)	—	—	273,794	128,534
Change in unrealized appreciation (depreciation) of investments	18,101,367	28,773,689	(328,684)	302,299	4,089,905	3,793,325
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	51,337	(3,422)
Net increase (decrease) in net assets resulting from operations	20,547,474	24,236,363	(15,609)	550,668	7,001,391	5,340,609

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,451,697)	(2,125,874)	(181,602)	(166,506)	(108,399)	(64,116)
A shares	(171,880)	(155,121)	—	—	—	—
B shares	(20,421)	(20,668)	—	—	—	—
K shares	(89,880)	(82,022)	(136,329)	(139,292)	(4,442)	(4,432)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(5,642,586)	(15,014,520)	56,399	314,097	13,121,715	812,766
Total increase (decrease)	12,171,010	6,838,158	(277,141)	558,967	20,010,265	6,084,827

Net assets
Beginning of year	148,588,546	141,750,388	11,759,486	11,200,519	25,682,852	19,598,025
End of year	$160,759,556	$148,588,546	$11,482,345	$11,759,486	$45,693,117	$25,682,852
Including undistributed net investment income of:	$556,249	$491,652	$7,758	$12,635	$73,840	$21,032

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2012 (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	835,666	$9,811,797	480,040	$5,407,495	18,967	$200,215	33,578	$353,840
Shares issued in reinvestment of distributions	224,894	2,627,023	303,219	3,396,300	19,069	200,588	29,665	312,186
Shares repurchased	(880,176)	(10,286,319)	(1,626,052)	(18,127,840)	(110,779)	(1,167,496)	(173,602)	(1,836,558)
Net increase (decrease)	180,384	$2,152,501	(842,793)	$(9,324,045)	(72,743)	$(766,693)	(110,359)	$(1,170,532)

				The United States Treasury Trust
	California Tax-Free Money Market Fund			Direct Shares		K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2011
	Shares	Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	53,601,573	53,601,573	69,590,022	54,807,830	53,784,467	1,527,069	2,509,994
Shares issued in reinvestment of distributions	—	—	—	—	749	—	39
Shares repurchased	(64,850,856)	(64,830,854)	(72,460,285)	(41,649,833)	(59,679,939)	(2,666,425)	(2,348,743)
Net increase (decrease)	(11,249,283)	(11,229,281)	(2,870,263)	13,157,997	(5,894,723)	(1,139,356)	161,290

	Direct Shares				K Shares
U.S. Government Securities Fund	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	555,390	$6,041,097	410,246	$4,308,830	206,032	$2,243,923	219,540	$2,307,797
Shares issued in reinvestment of distributions	44,096	479,873	54,522	573,189	10,238	111,669	12,452	130,918
Shares repurchased	(737,195)	(8,013,863)	(904,009)	(9,505,314)	(288,102)	(3,137,523)	(221,464)	(2,314,010)
Net increase (decrease)	(137,709)	$(1,492,893)	(439,241)	$(4,623,295)	(71,832)	$(781,931)	10,528	$124,705

	A Shares				B Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	13,764	$149,751	20,666	$215,877	1,027	$11,151	1,650	$17,209
Shares issued due to conversion from B to A	17,542	190,502	—	—	—	—	—	—
Shares exchanged due to conversion from B to A	—	—	—	—	(17,558)	(190,502)	—	—
Shares issued in reinvestment of distributions	1,518	16,547	1,884	19,948	170	1,843	246	2,582
Shares repurchased	(4,879)	(52,992)	(54,786)	(568,245)	(2,032)	(22,108)	(5,144)	(53,865)
Net increase (decrease)	27,945	$303,808	(32,236)	$(332,420)	(18,393)	$(199,616)	(3,248)	$(34,074)

	Direct Shares				K Shares
Short-Term U.S. Government Bond Fund	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	190,743	$1,956,710	326,706	$3,384,191	118,164	$1,216,293	124,514	$1,290,408
Shares issued in reinvestment of distributions	6,808	69,862	14,300	147,893	679	6,993	2,249	23,321
Shares repurchased	(446,328)	(4,580,488)	(418,825)	(4,332,860)	(215,185)	(2,210,908)	(138,411)	(1,431,923)
Net increase (decrease)	(248,777)	$(2,553,916)	(77,819)	$(800,776)	(96,342)	$(987,622)	(11,648)	$(118,194)

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2012 (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	245,883	$6,608,335	160,385	$4,096,021	70,088	$1,857,483	78,728	$2,004,331
Shares issued in reinvestment of distributions	47,460	1,245,153	44,755	1,143,533	4,313	112,949	4,576	117,356
Shares repurchased	(329,375)	(8,982,390)	(281,353)	(7,143,733)	(141,784)	(3,852,357)	(73,757)	(1,880,900)
Net increase (decrease)	(36,032)	$(1,128,902)	(76,213)	$(1,904,179)	(67,383)	$(1,881,925)	9,547	$240,787

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	414,834	$9,137,939	506,558	$11,466,190	68,722	$1,501,379	65,172	$1,469,952
Shares issued in reinvestment of distributions	260,690	5,491,727	34,893	775,000	16,795	351,143	1,141	24,697
Shares repurchased	(870,152)	(19,169,945)	(842,156)	(19,230,790)	(168,679)	(3,743,062)	(66,479)	(1,484,920)
Net increase (decrease)	(194,628)	$(4,540,279)	(300,705)	$(6,989,600)	(83,162)	$(1,890,540)	(166)	$9,729

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	231,757	$3,455,100	144,624	$2,186,201	135,666	$1,993,138	126,448	$1,873,553
Shares issued in reinvestment of distributions	133,018	1,861,015	7,568	115,032	57,368	789,714	1,727	26,001
Shares repurchased	(211,394)	(3,164,002)	(199,145)	(3,019,068)	(273,214)	(3,992,189)	(107,426)	(1,575,775)
Net increase (decrease)	153,381	$2,152,113	(46,953)	$(717,835)	(80,180)	$(1,209,337)	20,749	$323,779

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	669,935	$11,527,251	456,416	$7,733,206	114,928	$1,971,218	104,655	$1,754,583
Shares issued in reinvestment of distributions	140,973	2,380,469	122,461	2,059,653	5,361	89,854	4,874	82,005
Shares repurchased	(1,043,642)	(18,018,623)	(1,372,176)	(22,825,440)	(163,942)	(2,823,136)	(85,588)	(1,444,136)
Net increase (decrease)	(232,734)	$(4,110,903)	(793,299)	$(13,032,581)	(43,653)	$(762,064)	23,941	$392,452

	A Shares				B Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	95,968	$1,666,527	58,469	$974,852	4,054	$69,315	6,406	$108,078
Shares issued due to conversion from B to A	100,099	1,823,801	—	—	—	—	—	—
Shares exchanged due to conversion from B to A	—	—	—	—	(100,099)	(1,823,801)	—	—
Shares issued in reinvestment of distributions	10,129	170,910	9,180	154,329	1,186	19,961	1,196	19,912
Shares repurchased	(122,820)	(2,141,535)	(168,680)	(2,761,731)	(32,721)	(554,797)	(52,396)	(869,831)
Net increase (decrease)	83,376	$1,519,703	(101,031)	$(1,632,550)	(127,580)	$(2,289,322)	(44,794)	$(741,841)

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2012 (Continued)

	Direct Shares				K Shares
European Growth & Income Fund	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	244,477	$1,762,389	151,561	$1,286,411	203,704	$1,484,156	165,305	$1,402,934
Shares issued in reinvestment of distributions	24,971	180,534	18,838	164,011	18,752	136,329	15,918	139,292
Shares repurchased	(187,307)	(1,362,361)	(159,554)	(1,351,602)	(297,351)	(2,144,648)	(157,429)	(1,326,949)
Net increase (decrease)	82,141	$580,562	10,845	$98,820	(74,895)	$(524,163)	23,794	$215,277

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	3,025,676	$19,910,198	898,553	$5,038,049	425,157	$2,678,275	422,212	$2,335,359
Shares issued in reinvestment of distributions	17,558	107,902	11,569	63,622	788	4,437	838	4,431
Shares repurchased	(1,055,250)	(6,776,864)	(913,592)	(5,187,361)	(450,369)	(2,802,233)	(265,027)	(1,441,334)
Net increase (decrease)	1,987,984	$13,241,236	(3,470)	$(85,690)	(24,424)	$(119,521)	158,023	$898,456

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$11.38	$11.69	$11.27	$11.40	$11.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.41	0.44	0.46	0.47	0.45
Net gain (loss) on securities (both realized and unrealized)	0.51	(0.25)	0.42	(0.10)	(0.01)
Total from investment operations	0.92	0.19	0.88	0.37	0.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.45)	(0.46)	(0.47)	(0.47)
Distributions from capital gains	—	(0.05)	0.00 (a)	(0.03)	(0.06)
Total distributions	(0.41)	(0.50)	(0.46)	(0.50)	(0.53)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$11.89	$11.38	$11.69	$11.27	$11.40

Total return	8.17%	1.73%	7.98%	3.44%	3.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$105,786	$99,223	$111,786	$107,668	$118,342
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets	3.50%	3.93%	4.02%	4.23%	3.92%
Portfolio turnover	10%	2%	10%	21%	5%

California Insured Intermediate Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$10.50	$10.77	$10.67	$10.57	$10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.24	0.30	0.30	0.31	0.32
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.24)	0.12	0.10	0.15
Total from investment operations	0.25	0.06	0.42	0.41	0.47
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.30)	(0.31)	(0.31)	(0.32)
Distributions from capital gains	—	(0.03)	(0.01)	—	—
Total distributions	(0.24)	(0.33)	(0.32)	(0.31)	(0.32)
Net asset value, end of year	$10.51	$10.50	$10.77	$10.67	$10.57

Total return	2.45%	0.56%	3.92%	3.97%	4.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$11,583	$12,338	$13,837	$15,077	$15,542
Ratio of expenses to average net assets
Before expense reimbursements	0.96%	0.93%	0.91%	0.92%	0.89%
After expense reimbursements	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets
Before expense reimbursements	2.04%	2.56%	2.59%	2.69%	2.79%
After expense reimbursements	2.32%	2.81%	2.82%	2.93%	3.00%
Portfolio turnover	27%	16%	7%	12%	0%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

California Tax-Free Money Market Fund Direct Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		0.007		0.023
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.007)		(0.023)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.68%		2.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$33,244		$44,473		$47,344		$74,285		$81,164
Ratio of expenses to average net assets
Before expense reimbursements	0.79	%(d)	0.74	%(d)	0.76	%(d)	0.80	%(c)	0.73%
After expense reimbursements	0.13	%(d)	0.23	%(d)	0.31	%(d)	0.55	%(c)	0.53%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.66	)%(d)	(0.51	)%(d)	(0.45	)%(d)	0.46	%(c)	2.14%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.71	%(c)	2.34%

(b)	Calculated based upon average shares outstanding.

(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$10.79	$10.68	$10.38	$10.46		$10.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.20	0.21	0.31	0.37		0.38
Net gain (loss) on securities (both realized and unrealized)	0.13	0.11	0.30	(0.08)		0.24
Total from investment operations	0.33	0.32	0.61	0.29		0.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.21)	(0.31)	(0.37)		(0.38)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$10.93	$10.79	$10.68	$10.38		$10.46

Total return	3.13%	3.09%	6.04%	2.73%		6.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$26,927	$28,080	$32,467	$22,111		$21,632
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%	0.86%	0.94%	0.86%		0.85%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.69%	1.85%	2.79%	3.38%		3.48%
After expense reimbursements	1.82%	1.97%	2.99%	3.51%		3.59%
Portfolio turnover	9%	62%	54%	82%		41%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$10.82	$10.70	$10.43	$10.53	$10.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14	0.16	0.26	0.32	0.33
Net gain (loss) on securities (both realized and unrealized)	0.14	0.12	0.30	(0.09)	0.24
Total from investment operations	0.28	0.28	0.56	0.23	0.57
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.16)	(0.29)	(0.33)	(0.33)
Net asset value, end of year	$10.96	$10.82	$10.70	$10.43	$10.53

Total return	2.60%	2.65%	5.50%	2.19%	5.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$8,202	$8,878	$8,668	$7,425	$6,107
Ratio of expenses to average net assets:
Before expense reimbursements	1.37%	1.37%	1.44%	1.36%	1.35%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.19%	1.35%	2.30%	2.88%	2.98%
After expense reimbursements	1.32%	1.47%	2.50%	3.01%	3.09%
Portfolio turnover	9%	62%	54%	82%	41%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund A Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of year	$10.81		$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.17		0.18		0.07
Net gain on securities (both realized and unrealized)	0.13		0.13		0.28
Total from investment operations	0.30		0.31		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.19)		(0.07)
Net asset value, end of year	$10.94		$10.81		$10.69

Total return	2.77	%(e)	2.92	%(e)	3.39	%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$1,363		$1,044		$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%		1.11%		1.19	%(i)
After expense reimbursements	0.99%		0.99%		0.99	%(i)
Ratio of net investment income to average net assets
Before expense reimbursements	1.44%		1.61%		2.00	%(i)
After expense reimbursements	1.57%		1.73%		2.20	%(i)
Portfolio turnover	9%		62%		54%

(b)	Calculated based upon average shares outstanding.

(e)	Not reflecting sales charge.

(g)	Commencement of operations.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$10.32	$10.41	$10.26	$10.10		$9.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05	0.07	0.09	0.19		0.36
Net gain (loss) on securities (both realized and unrealized)	(0.07)	(0.04)	0.15	0.16		0.16
Total from investment operations	(0.02)	0.03	0.24	0.35		0.52
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.07)	(0.09)	(0.19)		(0.36)
Distributions from capital gains	(0.02)	(0.05)	—	—		—
Total distributions	(0.07)	(0.12)	(0.09)	(0.19)		(0.36)
Paid in capital from redemption fee	—	—	—	(0.00	)(a)	—
Net asset value, end of year	$10.23	$10.32	$10.41	$10.26		$10.10

Total return	(0.20)%	0.33%	2.32%	3.49%		5.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$9,021	$11,668	$12,581	$13,688		$10,540
Ratio of expenses to average net assets:
Before expense reimbursements	0.98%	0.92%	0.89%	0.95%		0.98%
After expense reimbursements	0.59%	0.59%	0.59%	0.59%		0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	0.10%	0.37%	0.59%	1.45%		3.08%
After expense reimbursements	0.49%	0.70%	0.89%	1.81%		3.47%
Portfolio turnover	13%	28%	42%	58%		56%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$10.34	$10.43	$10.30	$10.13	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.00)	0.02	0.04	0.14	0.30
Net gain (loss) on securities (both realized and unrealized)	(0.07)	(0.04)	0.15	0.16	0.17
Total from investment operations	(0.07)	(0.02)	0.19	0.30	0.47
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.02)	(0.06)	(0.13)	(0.30)
Distributions from capital gains	(0.02)	(0.05)	—	—	—
Total distributions	(0.02)	(0.07)	(0.06)	(0.13)	(0.30)
Net asset value, end of year	$10.25	$10.34	$10.43	$10.30	$10.13

Total return	(0.66)%	(0.18)%	1.82%	2.93%	4.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$2,060	$3,075	$3,224	$2,551	$2,253
Ratio of expenses to average net assets:
Before expense reimbursements	1.48%	1.42%	1.39%	1.45%	1.48%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.40)%	(0.13)%	0.09%	0.98%	2.58%
After expense reimbursements	(0.01)%	0.20%	0.39%	1.34%	2.97%
Portfolio turnover	13%	28%	42%	58%	56%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		0.002		0.021
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	0.001		—		—
Total from investment operations	(0.000)		(0.000)		0.001		0.002		0.021
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.002)		(0.021)
Distributions from capital gains	—		(0.000	)(a)	(0.001)		—		—
Total distributions	—		(0.000)		(0.001)		(0.002)		(0.021)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.11%		0.13%		2.21%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$74,617		$61,459		$67,354		$25,301		$39,535
Ratio of expenses to average net assets:
Before expense reimbursements	0.78	%(d)	0.78	%(d)	0.94	%(d)	0.91	%(c)	0.79%
After expense reimbursements	0.05	%(d)	0.12	%(d)	0.15	%(d)	0.29	%(c)	0.53%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.46	)%(c)	1.88%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.16	%(c)	2.14%

K Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.017
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	—		—		—
Total from investment operations	(0.000)		(0.000)		—		—		0.017
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.017)
Distributions from capital gains	—		(0.000	)(a)	—		—		—
Total distributions	—		(0.000)		—		—		(0.017)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.04%		1.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$2,508		$3,647		$3,486		$3,302		$2,737
Ratio of expenses to average net assets:
Before expense reimbursements	0.77	%(d)	0.78	%(d)	0.93	%(d)	0.97	%(c)	1.29%
After expense reimbursements	0.05	%(d)	0.12	%(d)	0.14	%(d)	0.35	%(c)	1.03%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(c)	1.47%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.03	%(c)	1.73%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$24.91	$21.41	$20.81	$25.91	$29.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.50	0.44	0.39	0.42	0.48
Net gain (loss) on securities (both realized and unrealized)	3.85	3.50	0.58	(5.09)	(3.79)
Total from investment operations	4.35	3.94	0.97	(4.67)	(3.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.48)	(0.44)	(0.37)	(0.43)	(0.48)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of year	$28.78	$24.91	$21.41	$20.81	$25.91

Total return	17.68%	18.36%	4.62%	(17.86)%	(11.25)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$85,269	$74,717	$65,837	$67,017	$87,760
Ratio of expenses to average net assets:
Before expense reimbursements	0.54%	0.51%	0.56%	0.59%	0.51%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.70%	1.55%	1.52%	2.03%	1.57%
After expense reimbursements	1.88%	1.70%	1.72%	2.26%	1.72%
Portfolio turnover	3%	1%	7%	5%	3%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$24.95	$21.47	$20.88	$26.05	$29.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.37	0.31	0.28	0.33	0.34
Net gain (loss) on securities (both realized and unrealized)	3.86	3.51	0.60	(5.14)	(3.77)
Total from investment operations	4.23	3.82	0.88	(4.81)	(3.43)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.35)	(0.34)	(0.29)	(0.36)	(0.34)
Net asset value, end of year	$28.83	$24.95	$21.47	$20.88	$26.05

Total return	17.08%	17.77%	4.15%	(18.29)%	(11.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$8,166	$8,749	$7,322	$6,300	$6,803
Ratio of expenses to average net assets:
Before expense reimbursements	1.04%	1.01%	1.06%	1.09%	1.01%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.20%	1.05%	1.03%	1.51%	1.07%
After expense reimbursements	1.38%	1.20%	1.22%	1.74%	1.22%
Portfolio turnover	3%	1%	7%	5%	3%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$21.68	$17.84	$16.17	$20.94		$24.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.18	0.17	0.16	0.17		0.18
Net gain (loss) on securities (both realized and unrealized)	2.35	3.83	1.71	(4.29)		(1.24)
Total from investment operations	2.53	4.00	1.87	(4.12)		(1.06)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.16)	(0.17)	(0.15)		(0.17)
Distributions from capital gains	(0.95)	—	(0.03)	(0.50)		(2.68)
Total distributions	(1.10)	(0.16)	(0.20)	(0.65)		(2.85)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$23.11	$21.68	$17.84	$16.17		$20.94

Total return	12.22%	22.38%	11.54%	(18.90)%		(4.78)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$123,478	$120,089	$104,162	$108,279		$148,971
Ratio of expenses to average net assets:
Before expense reimbursements	0.65%	0.63%	0.66%	0.70%		0.64%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	0.72%	0.69%	0.80%	1.09%		0.76%
After expense reimbursements	0.80%	0.74%	0.88%	1.21%		0.81%
Portfolio turnover	11%	16%	10%	31%		18%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$21.57	$17.77	$16.13	$20.94	$24.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06	0.05	0.07	0.10	0.07
Net gain (loss) on securities (both realized and unrealized)	2.36	3.82	1.70	(4.30)	(1.22)
Total from investment operations	2.42	3.87	1.77	(4.20)	(1.15)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.07)	(0.10)	(0.11)	(0.08)
Distributions from capital gains	(0.95)	—	(0.03)	(0.50)	(2.68)
Total distributions	(0.99)	(0.07)	(0.13)	(0.61)	(2.76)
Net asset value, end of year	$23.00	$21.57	$17.77	$16.13	$20.94

Total return	11.69%	21.78%	10.97%	(19.31)%	(5.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$6,417	$7,813	$6,439	$5,556	$6,392
Ratio of expenses to average net assets:
Before expense reimbursements	1.15%	1.13%	1.16%	1.20%	1.14%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.22%	0.19%	0.29%	0.59%	0.26%
After expense reimbursements	0.29%	0.24%	0.38%	0.70%	0.31%
Portfolio turnover	11%	16%	10%	31%	18%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$14.59	$11.72	$10.98	$16.61		$20.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09	0.07	0.03	0.07		0.07
Net gain (loss) on securities (both realized and unrealized)	2.28	2.87	0.74	(4.04)		(1.27)
Total from investment operations	2.37	2.94	0.77	(3.97)		(1.20)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.06)	(0.01)	(0.07)		(0.06)
Distributions from capital gains	(1.17)	(0.01)	—	(1.59)		(2.24)
Return of capital distribution	—	—	(0.02)	—		—
Total distributions	(1.25)	(0.07)	(0.03)	(1.66)		(2.30)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$15.71	$14.59	$11.72	$10.98		$16.61

Total return	17.35%	25.11%	7.03%	(22.04)%		(6.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$26,325	$22,203	$18,394	$17,365		$23,524
Ratio of expenses to average net assets:
Before expense reimbursements	0.92%	0.89%	0.95%	1.06%		0.89%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.45%	0.34%	0.02%	0.40%		0.25%
After expense reimbursements	0.63%	0.49%	0.24%	0.73%		0.40%
Portfolio turnover	0%	23%	5%	12%		15%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$14.42	$11.61	$10.90	$16.54	$20.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.02	—	(0.03)	0.02	(0.02)
Net gain (loss) on securities (both realized and unrealized)	2.26	2.85	0.74	(4.03)	(1.24)
Total from investment operations	2.28	2.85	0.71	(4.01)	(1.26)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	(0.03)	—	(0.04)	—
Distributions from capital gains	(1.17)	(0.01)	—	(1.59)	(2.24)
Total distributions	(1.18)	(0.04)	—	(1.63)	(2.24)
Net asset value, end of year	$15.52	$14.42	$11.61	$10.90	$16.54

Total return	16.83%	24.52%	6.51%	(22.43)%	(6.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$9,505	$9,987	$7,806	$7,064	$8,529
Ratio of expenses to average net assets:
Before expense reimbursements	1.42%	1.39%	1.45%	1.56%	1.39%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.05)%	(0.16)%	(0.48)%	(0.10)%	(0.25)%
After expense reimbursements	0.13%	(0.01)%	(0.26)%	0.23%	(0.10)%
Portfolio turnover	0%	23%	5%	12%	15%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$16.17	$14.03	$13.14	$15.69	$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.32	0.27	0.23	0.21	0.29
Net gain (loss) on securities (both realized and unrealized)	1.95	2.12	0.82	(2.51)	(1.96)
Total from investment operations	2.27	2.39	1.05	(2.30)	(1.67)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.25)	(0.16)	(0.20)	(0.28)
Distributions from capital gains	—	—	—	(0.05)	(0.32)
Total distributions	(0.31)	(0.25)	(0.16)	(0.25)	(0.60)
Net asset value, end of year	$18.13	$16.17	$14.03	$13.14	$15.69

Total return	14.20%	17.01%	8.00%	(14.48)%	(9.52)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$140,741	$129,317	$123,305	$14,724	$17,914
Ratio of expenses to average net assets:	0.88%	0.87%	0.99%	0.97%	0.86%
Ratio of net investment income to average net assets	1.85%	1.63%	1.57%	1.83%	1.76%
Portfolio turnover	4%	13%	76%	27%	16%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$16.06	$13.95	$13.07	$15.64	$17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.23	0.19	0.12	0.15	0.21
Net gain (loss) on securities (both realized and unrealized)	1.93	2.12	0.87	(2.51)	(1.92)
Total from investment operations	2.16	2.31	0.99	(2.36)	(1.71)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.20)	(0.11)	(0.16)	(0.21)
Distributions from capital gains	—	—	—	(0.05)	(0.32)
Total distributions	(0.22)	(0.20)	(0.11)	(0.21)	(0.53)
Net asset value, end of year	$18.00	$16.06	$13.95	$13.07	$15.64

Total return	13.59%	16.49%	7.56%	(14.91)%	(9.81)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$6,640	$6,624	$5,421	$4,447	$4,326
Ratio of expenses to average net assets:	1.38%	1.37%	1.49%	1.47%	1.36%
Ratio of net investment income to average net assets	1.35%	1.14%	1.07%	1.32%	1.26%
Portfolio turnover	4%	13%	76%	27%	16%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Shelton Core Value Fund A Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of year	$16.16		$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.28		0.23		0.07
Net gain (loss) on securities (both realized and unrealized)	1.95		2.12		(0.53)
Total from investment operations	2.23		2.35		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.22)		(0.05)
Net asset value, end of year	$18.12		$16.16		$14.03

Total return	13.92	%(e)	16.70	%(e)	(3.17	)%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$13,379		$10,587		$10,607
Ratio of expenses to average net assets:	1.13%		1.12%		1.24	%(i)
Ratio of net investment income to average net assets	1.60%		1.38%		1.33	%(i)
Portfolio turnover	4%		13%		76%

(b)	Calculated based upon average shares outstanding.

(e)	Not reflecting sales charge.

(g)	Commencement of operations.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$7.62	$7.42	$8.17	$9.73	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.22	0.21	0.19	0.23	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.21)	0.20	(0.73)	(1.56)	(1.55)
Total from investment operations	0.01	0.41	(0.54)	(1.33)	(1.27)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.21)	(0.21)	(0.23)	(0.27)
Net asset value, end of year	$7.40	$7.62	$7.42	$8.17	$9.73

Total return	0.20%	5.25%	(6.64)%	(13.27)%	(11.48)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$6,314	$5,871	$5,637	$7,049	$8,213
Ratio of expenses to average net assets:
Before expense reimbursements	1.43%	1.35%	1.38%	1.49%	1.34%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	2.58%	2.17%	2.01%	2.79%	2.37%
After expense reimbursements	3.01%	2.52%	2.38%	3.28%	2.70%
Portfolio turnover	0%	8%	0%	13%	0%

K Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$7.63	$7.43	$8.20	$9.78	$11.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.17	0.16	0.20	0.23
Net gain (loss) on securities (both realized and unrealized)	(0.22)	0.21	(0.75)	(1.57)	(1.55)
Total from investment operations	(0.03)	0.38	(0.59)	(1.37)	(1.32)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.18)	(0.18)	(0.21)	(0.21)
Net asset value, end of year	$7.41	$7.63	$7.43	$8.20	$9.78

Total return	(0.33%)	4.82%	(7.21)%	(13.69)%	(11.79)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$5,169	$5,888	$5,563	$5,542	$5,541
Ratio of expenses to average net assets:
Before expense reimbursements	1.93%	1.85%	1.88%	1.99%	1.84%
After expense reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	2.13%	1.64%	1.56%	2.32%	1.63%
After expense reimbursements	2.56%	1.99%	1.94%	2.81%	1.98%
Portfolio turnover	0%	8%	0%	13%	0%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of year	$5.67	$4.47	$4.12		$4.69		$4.97
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.04	0.03	0.01		0.01		0.00
Net gain (loss) on securities (both realized and unrealized)	1.36	1.19	0.35		(0.58)		(0.28)
Total from investment operations	1.40	1.22	0.36		(0.57)		(0.28)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.02)	(0.01)		—		—
Return of capital distribution	—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Total distributions	(0.03)	(0.02)	(0.01)		(0.00	)(a)	(0.00	)(a)
Paid in capital from redemption fee (Note 1)	—	—	—		(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$7.04	$5.67	$4.47		$4.12		$4.69

Total return	24.78%	27.31%	8.73%		(12.14)%		(5.60)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$36,220	$17,912	$14,146		$13,262		$13,968
Ratio of expenses to average net assets:
Before expense reimbursements	0.88%	0.90%	0.96%		1.11%		0.98%
After expense reimbursements	0.49%	0.49%	0.49%		0.49%		0.58	%(f)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.27%	0.08%	(0.24)%		(0.42)%		(0.33)%
After expense reimbursements	0.66%	0.50%	0.24%		0.19%		0.06%
Portfolio turnover	24%	24%	4%		8%		15%

K Shares	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year	$5.53		$4.37		$4.03	$4.61	$4.91
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.01		—		(0.01)	(0.01)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.31		1.16		0.35	(0.57)	(0.28)
Total from investment operations	1.32		1.16		0.34	(0.58)	(0.30)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.00	)(a)	(0.00	)(a)	—	—	—
Net asset value, end of year	$6.85		$5.53		$4.37	$4.03	$4.61

Total return	23.94%		26.63%		8.44%	(12.58)%	(6.11)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year	$9,473		$7,771		$5,452	$4,792	$5,262
Ratio of expenses to average net assets:
Before expense reimbursements	1.38%		1.40%		1.46%	1.61%	1.48%
After expense reimbursements	0.99%		0.99%		0.99%	0.99%	1.08	%(j)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.28)%		(0.42)%		(0.73)%	(0.92)%	(0.83)%
After expense reimbursements	0.11%		0.00%		(0.26)%	(0.31)%	(0.44)%
Portfolio turnover	24%		24%		4%	8%	15%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

(f)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - Direct Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.

(j)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

See accompanying notes to financial statements

Shelton Funds	Notes to Financial Statements	August 31, 2012

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003, and Class A, on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the four classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2012, available to offset future capital gains, if any, are as follows:

Expiring	California Tax Free Income Fund	California Insured Intermediate Fund	U.S. Government Securities Fund	S&P 500 Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2013	$—	$—	$19,440	$—	$—	$59,164	$1,302,231
2014	—	—	266,271	—	—	9,731	251,077
2015	—	—	80,163	—	—	6,268	1,821,379
2016	—	—	36,975	—	245,013	9,647	364,175
2017	—	—	109,369	110,792	11,041,184	—	642,849
2018	—	—	141,867	—	847,723	124,746	596,391
2019	—	—	245,271	—	3,699,956	205,587	—
Long Term with No Expiration	126,929	51,253	2,985	—	6,833,328	30,186	—
Short Term with No Expiration	—	10,321	—	—	—	—	—
Total	$126,929	$61,574	$902,341	$110,792	$22,667,204	$445,329	$4,978,102

$3,257 and $2,426 of unutilized capital loss carry forwards expired at August 31, 2012 for California Tax-Free Money Market Fund and European Growth & Income Fund (respectively).

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

Due to the merger of the Shelton Core Value Fund with the SM&R Funds, the following loss limitations apply: SM&R Balanced Fund has a loss limitation of $323,313 expiring 2017. Due to limitations under section 382, these losses have been limited and the final amount of $323,313 from SM&R Balanced Fund will be recognized in 2013.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2012, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$(55,741)	$33,734	$22,007
California Insured Intermediate Fund	49	—	(49)
California Tax-Free Money Market	(3,257)	—	3,257
U.S. Government Securities Fund	—	6,412	(6,412)
Short-Term U.S. Government Bond Fund	—	277	(277)
The United States Treasury Trust	388	—	(388)
S&P Small Cap Index Fund	(24,501)	(27,574)	52,075
Shelton Core Value	(171)	171	—
European Growth & Income Fund	(2,426)	—	2,426

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2012 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (d)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (c)
California Tax-Free Income Fund	$—	$104,574,199	$—	$104,574,199	$—
California Insured Intermediate Fund	—	11,432,619	—	11,432,619	—
California Tax-Free Money Market Fund	—	32,713,650	—	32,713,650	—
U.S. Government Securities Fund	—	36,152,014	—	36,152,014	—
Short-Term U.S. Government Bond Fund	—	10,979,131	—	10,979,131	—
The United States Treasury Trust Fund	—	77,190,701	—	77,190,701	—
S&P 500 Index Fund	92,616,421	199,952	—	92,816,373	4,400
S&P MidCap Index Fund	128,339,273	1,199,842	—	129,539,115	8,640
S&P SmallCap Index Fund	33,901,539	1,199,842	—	35,101,381	12,420
Shelton Core Value Fund	155,086,230	5,099,428	—	160,185,658	—
European Growth & Income Fund	11,238,931	—	—	11,238,931	—
Nasdaq-100 Index Fund	39,519,860	5,119,404	—	44,719,264	38,433
Total	$460,702,254	$285,860,782	$—	$746,643,036	$63,893

(a)	There were no transfers in or out of Level I, Level 2 and Level 3 as of August 31, 2012.

(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)	Represents variation margin on the last day of the reporting period.

(d)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Shelton Core Value Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

At August 31, 2012, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 11, 16, 23, and 110 respectively. The Fund recorded assets of $4,400, $8,640, $12,420 and $38,433 (respectively) as of August 31, 2012 related to the current day’s variation margin on futures contracts, which may be found within the statement of assets and liabilities. S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund had unrealized appreciation of $29,945, $53,840, $52,713 and $44,670 (respectively) as of August 31, 2012 related to open futures contracts.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2012:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$203,100	$34,855
S&P MidCap Index Fund - Equity contracts	185,616	16,792
S&P SmallCap Index Fund - Equity contracts	45,165	91,428
Nasdaq-100 Index Fund - Equity contracts	273,794	51,337

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, Shelton Capital receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, Shelton Capital receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, Shelton Capital receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, Shelton Capital receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. Shelton Capital has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. Shelton Capital has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective until 1/4/2013, with renewal at or prior to 1/4/2013, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the year ended August 31, 2012, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	Expiration
California Insured Intermediate Fund	$34,173	0.68%	N/A	N/A	1/4/13
California Tax-Free Money Market Fund	251,654	0.53%	N/A	N/A	1/4/13
U.S. Government Securities Fund	51,670	0.74%	1.24%	0.99%	1/4/13
Short-Term U.S. Government Bond Fund	51,793	0.59%	1.09%	N/A	1/4/13
The United States Treasury Trust	503,632	0.53%	1.03%	N/A	1/4/13
S&P 500 Index Fund	157,408	0.36%	0.86%	N/A	1/4/13
S&P MidCap Index Fund	94,461	0.58%	1.08%	N/A	1/4/13
S&P SmallCap Index Fund	60,960	0.74%	1.24%	N/A	1/4/13
European Growth & Income Fund	48,355	1.00%	1.50%	N/A	1/4/13
Nasdaq-100 Index Fund	126,483	0.49%	0.99%	N/A	1/4/13

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

At August 31, 2012, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,763,958. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/13	Expires 8/31/14	Expires 8/31/15
California Insured Intermediate Fund	$32,629	$31,898	$34,173
California Tax-Free Money Market Fund	260,617	270,127	251,654
U.S. Government Securities Fund	61,701	50,194	51,670
Short-Term U.S. Government Bond Fund	54,263	51,740	51,793
The United States Treasury Trust	263,699	449,785	503,632
S&P 500 Index Fund	153,077	133,728	157,408
S&P MidCap Index Fund	100,376	64,600	94,461
S&P SmallCap Index Fund	57,467	51,275	60,960
European Growth & Income Fund	47,101	45,842	48,355
Nasdaq-100 Index Fund	97,291	105,959	126,483
A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Funds comprising the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees, at least annually.

Shelton Funds has adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A and K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class A and K Shares. The Plan was amended August 1, 2012 to eliminate the Class B Share. All B Share accounts were converted to the Class A Share effective August 15, 2012.

Shelton Funds has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class K Share of each Fund of the Shelton Funds pay Shelton Capital, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Share. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The Plan was amended August 1, 2012 to eliminate the Class B Share and all Class B Share accounts were converted to Class A Share effective August 15, 2012. The U.S. Treasury Trust currently has a rate of .01%, the fee may be reinstated at any time.

For the year ended August 31, 2012, the following were paid by the Class A, Class B, and Class K Shares of each Fund of the Trust:

Fund	Class A 12b-1 Fees	Class B 12b-1 Fees	Class K 12b-1 Fees	Class B Shareholder Service Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$2,746	$928	$21,873	$464	$21,873
Short-Term U.S. Government Bond Fund	—	—	7,040	—	7,040
The United States Treasury Trust	—	—	—	—	—
S&P 500 Index Fund	—	—	21,894	—	21,894
S&P MidCap Index Fund	—	—	18,538	—	18,538
S&P SmallCap Index Fund	—	—	24,873	—	24,873
Shelton Core Value Fund	27,801	9,136	17,214	4,568	17,214
European Growth & Income Fund	—	—	13,707	—	13,707
Nasdaq-100 Index fund	—	—	21,517	—	21,517

The adviser has elected to forgo receipt of the 12b-1 fee and the shareholder servicing fee from the U.S. Treasury Trust until such time as the Fund’s yield improves to a point where it is reasonable for the adviser to begin receiving the fees again. Until such time both fees will be 0%, but could be raised to .25% at a future date.

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended August 31, 2012 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$14,777,190	$9,767,403
California Insured Intermediate Fund	3,806,799	2,885,000
U.S. Government Securities Fund	3,220,215	4,998,395
Short-Term U.S. Government Bond Fund	1,742,348	5,164,875
S&P 500 Index Fund	2,609,476	7,100,357
S&P MidCap Index Fund	13,986,716	14,120,384
S&P SmallCap Index Fund	—	754,013
Shelton Core Value Fund	5,599,353	15,362,397
European Growth & Income Fund	—	—
Nasdaq-100 Index Fund	15,252,093	7,136,743

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2012 and 2011 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2012	$—	$34,980	$—	$3,489,692	$3,524,672
	2011	—	—	459,187	4,027,304	4,486,491
California Insured Intermediate Fund	2012	—	—	117	279,296	279,413
	2011	—	—	34,726	357,125	391,851
California Tax-Free Money Market Fund	2012	—	—	—	—	—
	2011	—	—	—	—	—
U.S. Government Securities Fund	2012	—	629,553	—	—	629,553
	2011	—	762,931	—	—	762,931
Short-Term U.S. Government Bond Fund	2012	—	50,022	27,904	—	77,926
	2011	—	93,390	79,927	—	173,317
The United States Treasury Trust	2012	—	—	—	—	—
	2011	—	795	—	—	795
S&P 500 Index Fund	2012	—	1,553,875	—	—	1,553,875
	2011	—	1,441,890	—	—	1,441,890
S&P Mid Cap Index Fund	2012	—	857,870	5,493,675	—	6,351,545
	2011	—	921,339	—	—	921,339
S&P Small Cap Index Fund	2012	—	235,733	2,462,880	—	2,698,613
	2011	—	114,407	28,956	—	143,363
Shelton Core Value Fund	2012	—	2,733,878	—	—	2,733,878
	2011	—	2,383,685	—	—	2,383,685
European Growth & Income Fund	2012	—	317,931	—	—	317,931
	2011	—	305,798	—	—	305,798
Nasdaq-100 Index Fund	2012	—	112,841	—	—	112,841
	2011	—	68,548	—	—	68,548

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2012.

Shelton Funds	Notes to Financial Statements – (Continued)	August 31, 2012

The tax character of distributable earnings at August 31, 2012 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (c)	Total Distributable Earnings
California Tax-Free Income Fund	$38,473	(a)	$—	$(126,929)	$6,507,540	$—	$6,419,084
California Insured Intermediate Fund	1,475	(b)	—	(61,574)	287,378	(24,356)	202,923
California Tax-Free Money Market Fund	—		—	—	—	—	—
U.S. Government Securities Fund	30,256		—	(902,341)	2,638,754	(3,657)	1,763,012
Short-Term U.S. Government Bond Fund	1,037		3,361	—	47,397	—	51,795
The United States Treasury Trust	—		—	—	—	(31)	(31)
S&P 500 Index Fund	320,140		—	(110,792)	32,386,630	(383,640)	32,212,338
S&P Mid Cap Index Fund	531,514		7,500,085	—	35,930,675	—	43,962,274
S&P Small Cap Index Fund	—		—	—	6,055,884	(75,934)	5,979,950
Shelton Core Value Fund	556,249		—	(22,667,204)	41,890,481	(323,313)	19,456,213
European Growth & Income Fund	7,758		—	(445,329)	(1,471,540)	—	(1,909,111)
Nasdaq-100 Index Fund	73,840		—	(4,978,102)	11,166,603	—	6,262,341

(a)	Tax exempt income is $34,545.

(b)	Tax exempt income.

(c)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 5 - CONVERSION OF CLASS B TO CLASS A

The Board of Trustees of the Trust approved an accelerated plan of conversion pursuant to which the assets and identified liabilities of the Shelton Core Value Fund Class B Shares and the U. S. Government Securities Fund Class B Shares were converted to the respective Fund’s Class A Shares. The conversion was a tax-free event and took place on August 15, 2012.

The following information reflects the conversion of Class B Shares to Class A Shares and the resulting shares issued in Class A and the NAV after conversion.

Fund	Shares Held Prior to Conversion	Shares Held After Conversion	NAV Prior to Conversion	New Shares Issued in Class A	Class A NAV After Conversion
Shelton Core Value Class A	638,799	738,898	18.22	100,099	18.22
Shelton Core Value Class B	100,099	—	18.22	—	—
U.S. Government Securities Fund Class A	106,126	123,667	10.86	17,542	10.86
U.S. Government Securities Fund Class B	17,558	—	10.85	—	—

Note 6 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of August 31, 2012. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.sheltoncap.com or by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2012, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of Shelton Funds, including the portfolios of investments, as of August 31, 2012 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 26, 2012

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman, and Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa K. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer	Since November 2011

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, Shelton Capital, 1999 to present; Chief Operating Officer, Shelton Capital 1997 to 1999; Administrative Officer, Shelton Capital 1994 - 1997; Marketing Representative, Shelton Capital, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
President & CEO MicroBiz LLC, 2012, President CAM Commerce Solutions, Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001.

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.
Teresa K. Axelson
Chief Compliance Officer, Shelton Capital, since November 2011; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Accounts, Inc., since prior to 2007.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust’s Advisor and Administrator.

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ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $131,100 for the fiscal year ended August 31, 2012 and $123,600 for the fiscal year ended August 31, 2011.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,600 for the fiscal year ended August 31, 2012 and $26,000 for the fiscal year ended August 31, 2011.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,900 for the fiscal year ended August 31, 2012 and $3,800 for the fiscal year ended August 31, 2011.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Regtistrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 29, 2012

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 29, 2012